UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5348
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  October 31, 2007

Item 1. Report to Stockholders.

FundX Upgrader Funds

FundX Upgrader Fund
FundX Aggressive Upgrader Fund
FundX Conservative Upgrader Fund
FundX Flexible Income Fund
FundX ETF Aggressive Upgrader Fund
FundX ETF Upgrader Fund

Annual Report
October 31, 2007

FUNDX UPGRADER FUNDS

October 31, 2007

Dear Shareholders,

Thank you for your continued support of the FundX Upgrader Funds. When we launched the first FundX Upgrader Fund (FUNDX) in 2001, we couldn’t imagine that six years later, we would manage seven FundX Upgrader Funds, collectively totaling $1.6 billion in assets.

Total assets in the FundX Upgrader Funds represent an accumulation of our shareholders’ different investment goals.  Perhaps you invested your retirement savings in the FundX Upgrader Funds or invested money you intend to use for a down payment on a home. You may have invested money to eventually pay for your child’s college education. Whatever your reason for choosing the FundX Upgrader Funds, thank you.

We are committed to systematically Upgrading on your behalf.  Over the past year – as every year – we have classified funds by risk, ranked funds on near term performance and invested in the funds highly ranked by our system. Through out the year we monitored the markets and fund performance, and continually made portfolio changes in response to changing market conditions.

After considering risk, the Upgrader Funds have always invested in whatever type of underlying funds are doing best in the current market – as measured by our scoring system.  That means we may invest in domestic or international funds, value or growth funds, or a mix of large, mid, small, or micro capitalization funds.

The Upgrader Funds never limit investments to a narrow, Morningstar “Style Box” category because it simply makes sense to be open to all possibilities in the market.  And we believe the performance of each of the Upgrader Funds since inception shows that our “go anywhere’ approach indeed makes sense.

This past year our funds have taken good advantage of the continued strength in many international funds.  All of the Upgrader Funds of funds have benefited from strong performance in Europe, Asia, Latin America and diversified emerging markets and have gotten a boost from the weak dollar as well.

MARKET PERSPECTIVE

This year has been a wild ride in the U.S. markets. The S&P 500 hit an all-time high in July, only to drop 12% the following month. During the third quarter, the S&P 500 index moved up or down at least 1% on the majority of trading days.

But by the end of the third quarter, most major indices had recovered to new highs. With two months left in 2007, NASDAQ is on track to post its best annual gain of the decade; it’s up over 18% through October 31st. The large-cap S&P 500 Index is up 10.8% year-to-date, while the small-cap Russell 2000 Index gained 5.1% through October 31, 2007.

The U.S. dollar continued its slide in 2007, hitting yet another low against the euro in October. Overseas stocks continued strongly, with the Europe Australasia and Far East (EAFE) Index up nearly 18% year to date through October 31, 2007.

European stock funds returned roughly twice as much as their American counterparts in the last three years.  Returns from funds focused in Latin America, China, India and other parts of Asia have been particularly high. International funds continue to dominate our performance-based ranks and as you’ll see in the Management Discussion of Fund Performance, international funds still represent a majority of our growth portfolios. This global approach with significant allocations in developed as well as emerging markets has served us well for several years now.

MANAGEMENT DISSCUSSION OF FUND PERFORMANCE

FUNDX UPGRADER FUND (FUNDX)

Of the 59 funds in the portfolio at the end of the fiscal year (October 31) 19 of them were held a year ago.  All 19 are foreign funds.  In addition to broad-based funds tracking European market indexes, another consistent theme has been emerging markets, especially China and Latin America.  Many of our international holdings have been steadily present in the portfolio for more than three years.

Fortunately, there were few actual “losers” among our holdings during the year.  Out of 112 funds and ETFs held at some point during the fiscal year, just eight showed negative returns for the time they were in the portfolio. These included PowerShares Dynamic Energy Exploration (PXE) (just one tenth of one percent of the portfolio when purchased), which lost 14% in the short six weeks it was held.  Other small losses were incurred by Vanguard Utilities ETF (VPU), Old Mutual US Analytic US Long Short (OBDEX), and BlackRock Global Resources (SSGRX), an energy fund that, though it lost 7.7% from October 31, 2006 until we sold it in January 2007, had garnered gains exceeding 100% in the three years we held it prior to that time.

The biggest gains came, not too surprisingly, from emerging markets funds, three of which more than doubled in value during the fiscal year: iShares MSCI Brazil (EWZ), iShares Xinhua China (FXI) and Matthews China (MCHFX).  More mature-market overseas funds rang up impressive returns as well.  The small/mid-cap Columbia Acorn International Fund (ACINX), rose over 40%, as did BlackRock International Opportunity (BRESX) and Thornburg International Value (TGVAX).

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUNDS

Funds that departed the portfolio over the twelve months frequently had the word “value” in their names, such as iShares MSCI EAFE Value (EFV), iShares Russell 1000 Value (IWD), iShares S&P 500 Value (IVE), John Hancock Classic Value (PZFVX) and PowerShares Dynamic Large Cap Value (PWV).  These domestic funds did not generate losses during their tenure in the portfolio – rather they merely fell in our rankings because they were outpaced by other funds with even better performance.  Real estate, telecom and financial services funds also fell in our rankings and were eliminated, but not without making some small contribution to positive performance.

NASDAQ funds are very recent additions to the mix – Rydex Dynamic OTC (RYVYX) and ProShares Ultra QQQ (QLD).   Newcomers to mix also include several large-cap domestic growth funds, such as Calamos Growth (CVGRX), Wells Fargo Advantage Growth (SGROX), T Rowe Price Blue Chip (TRBCX), and Marsico Growth (MGRIX).

FUNDX AGGRESSIVE UPGRADER FUND (HOTFX)

Of the 53 funds in the portfolio at the end of the fiscal year (October 31) 19 of them were held a year ago.  All 19 are foreign funds.  In addition to broad-based funds tracking European market indexes, another consistent theme has been emerging markets, especially China and Latin America.  Many of our international holdings have been steadily present in the portfolio for more than three years.

Out of 105 funds and ETFs held at some point during the fiscal year, just three showed net negative returns for the time they were in the portfolio. These were Vanguard Utilities ETF (VPU) which lost 5.6% during the two months it was held; BlackRock Mid-Cap Value (CMVIX), which lost 3.2% (each comprised just 0.4% of the portfolio when purchased); and BlackRock Global Resources (SSGRX), an energy fund that, though it lost 7.7% from October 31, 2006 until we sold it in January 2007, had garnered gains exceeding 100% in the three years we held it prior to that time.

The biggest gains came, not too surprisingly, from emerging markets funds, three of which more than doubled in value during the fiscal year: iShares MDCI Brazil (EWZ), iShares Xinhua China (FXI) and Matthews China (MCHFX).  Another China fund, PowerShares Golden Dragon (PGJ) gained over 80% and Dreihaus Emerging Markets (DREGX) rose more than 70%.

More mature-market overseas funds rang up impressive returns as well.  The small/mid-cap funds Columbia Acorn International (ACINX) and Oppenheimer International Small Cap (OSMAX) each rose over 40%, as did BlackRock International Opportunity (BRESX) and Thornburg International Value (TGVAX).

Several funds removed from the portfolio over the twelve months were focused in domestic “value” stocks, an area of the market that had dominated for over six years.  These departures included iShares MSCI EAFE Value (EFV), iShares Russell 1000 Value (IWD), iShares S&P 500 Value (IVE), John Hancock Classic Value (PZFVX) and PowerShares Dynamic Large Cap Value (PWV).  These funds did not generate losses during their tenure in the portfolio – rather they merely fell in our rankings because they were outpaced by other funds with even better performance.  Real estate, telecom and financial services funds also fell in our rankings and were eliminated, but not without making some small contribution to positive performance.

NASDAQ funds are very recent additions to the mix – Rydex Dynamic OTC (RYVYX), ProShares Ultra QQQ (QLD) – as are a number of large-cap domestic growth funds, such as Wells Fargo Advantage Growth (SGROX) and Marsico Growth (MGRIX).

FUNDX CONSERVATIVE UPGRADER FUND (RELAX)

Of the 31 funds in the portfolio at the end of the fiscal year (October 31) 12 of them were held a year ago.

Strongest gains have come from international and global funds.  These included Matthews Asian Growth & Income (MACSX) – up over 30% – a Pacific region fund that focuses on dividend paying stocks, convertible bonds and some preferred stocks.  Other international exposure has been primarily in diversified equity funds invested in mature (mostly European) markets.  Strong contributors to performance included BlackRock International Opportunity (BRESX) and Thornburg International Value (TGVAX), each of which gained over 40% during the fiscal year. Three others gained over 30%: iShares EMU (European Monetary Union) Index (EZU); Julius Baer International Equity (BJBIX); and Fidelity International Discovery (FIGRX).

Those funds more than made up for the negative returns chalked up by a number of funds, including several in the real estate sector.  StreetTracks DJ Wilshire REIT (RWR), iShares C&S Realty Majors (ICF) and iShares DJ US Real Estate (IYR) each lost approximately 4%, while the Vanguard REIT Index (VNQ) dropped 11% during the fiscal year.  Realty funds, appreciated for their high yields, had been a strong presence in the portfolio a year ago, but were removed in the middle of the year, as commercial real estate weakened.

Other losses came from FBR Gas Utility Index (GASFX) (down 8%) and  Old Mutual Analytic Defensive Equity (ANDEX) (down 6.5%).

Funds removed from the portfolio in the past year include a few value funds that fell in our relative rankings versus other funds.  These included John Hancock Classic Value (PZFVX) and StreetTRACKS DJ Wilshire Large Cap Value (ELV), though these funds did contribute positive performance to the portfolio.

Among the current Class 3 holdings are recently added large-cap domestic growth funds, such as Calamos Growth (CVGRX) and Marsico Growth (MGRIX).

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUNDS

FUNDX FLEXIBLE INCOME FUND (INCMX)

High yield funds, which have given the portfolio a great boost over the past three years and more, made up over 25% of INCMX a year ago.  They have since been pruned back to about 10% of the portfolio, a reflection of the bond market shocks that came as a result of the summer’s credit “crisis.”  Real estate funds never became a very large presence in the portfolio, but, prompted by the same credit crunch, the position in Fidelity Real Estate Income (FRIFX) was removed in June, and Kensington Select Income (KIFAX) was sold off in July and August.  Kensington lost almost 6% while held in the portfolio this fiscal year.

The strongest gains during the year came from two Class 4 funds: Matthews Asian Growth & Income (MACSX) – up over 30% – a Pacific region fund that focuses on dividend paying stocks, convertible bonds and some preferred stocks; and Permanent Portfolio (PRPFX), up 16%.

Strategic bond funds, whose managers are permitted to play the field as they see opportunities arise, were also steady contributors to INCMX in the past year.  Five positions from that category have been in the portfolio for the whole of the year, with great success: Eaton Vance Strategic Income (ETSIX) (+8.4%), Loomis Sayles Bond Fund (LSBDX) (+10.2%), Oppenheimer Strategic Income (OPSIX) (+10.4%), Fidelity Advisor Strategic Income (FSIAX) (+7.4%) and Pioneer Strategic Income (PSRAX) (6.2%).

Short-term funds have come down from a 25.8% weighting to 18.4% of the portfolio over the twelve months, while Intermediate funds have gone from zero to 6.6% of the mix.

FUNDX ETF AGGRESSIVE UPGRADER FUND (UNBOX)

Right out of the starting gate, UNBOX has surpassed our expectations.  This assertive mix of exchange traded funds (ETFs) is not restricted to preordained targets to each of our four equity risk classes.  Due to the current strength of the more aggressive funds, the portfolio is entirely comprised of funds from our Class 1 and 2 listings.  It has been since its launch on January 31 of this year.

As of October 31, more than half of UNBOX consisted of emerging market funds.  This has driven much of the fund’s performance, due in part to funds such as iShares MSCI Brazil (EWZ), up 84%; iShares Xinhua China (FXI), up 131%; and PowerShares Golden Dragon (PGJ), up 106%.

The portfolio faced only minor downdrafts during this particular period, losing 7% to 8% each on small positions in three REIT funds, iShares DJ US Real Estate (IYR), iShares C&S Realty Majors (ICF) and Vanguard REIT Index (VNQ).  These funds were held for just two months and were eliminated in early April.

FUNDX ETF UPGRADER FUND (REMIX)

One of two newcomers to the Upgrader Fund family, this portfolio of exchange traded funds (ETFs) reflects a unique mix of our risk classes.

As of October 31, just over 61% of the portfolio was anchored in core funds from our Class 3 listings, with the balance in more aggressive Class 1 and 2 funds.  Like the other Upgrader funds of funds, REMIX is heavily weighted toward foreign funds, mostly in established European markets.  In addition, more than 18% of the REMIX portfolio consisted of emerging market funds, which, as in all of our other funds, has done much to drive strong returns.  This was more than enough to compensate for a handful of weak performers, including small positions in two real estate funds, iShares DJ US Real Estate (IYR) and iShares C&S Realty Majors (ICF), which lost approximately 8 and 9%, respectively while in the portfolio.

The largest dollar gain in the portfolio came from iShares EMU (European Monetary Union) Index (EZU).

As always, we are  grateful for your continued support of the FundX Upgrader Funds.

Sincerely,
Janet Brown

Please refer to the following page for important disclosure information.

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUNDS

Past performance does not guarantee future results.  Short term performance, in particular, is not a good indication of the fund's future performance, and investment should not be made solely on return.

Mutual fund investing involves risk. Principal loss is possible. Because most of the Funds are “fund of funds”, an investor will indirectly bear the principal risks of the underlying funds, including but not limited to, risks associated with smaller companies, foreign securities, emerging markets, non-diversification, high yield bonds, fixed income investments and short sales.  • Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies.  • Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.  • Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods.  • Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.  Concentration Risk – To the extent that the Fund concentrates its investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities. ETF Trading Risk – Because the Funds invest in ETFs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETFs shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares. Non-Diversification Risk –The Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified. If an Underlying Fund focuses its investments in a limited number of issuers, it’s NAV per share, market price and total returns may fluctuate more or fall greater in times of weaker markets than a more diversified mutual fund. Short Sales Risk –The Underlying Funds may engage in short sales, which could result in such a fund’s investment performance suffering if it is required to close out a short position earlier than it had intended to.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Russell 2000 Small Cap index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which is made up of 3,000 of the biggest U.S. stocks. The NASDAQ Composite Index is a market capitalization-weighted index that is designed to represent the performance of the National Market System which includes over 5,000 stocks traded only over-the-counter and not on an exchange. The EAFE (Morgan Stanley Capital International, Europe, Australia and Far East) Index is an unmanaged index of over 1000 foreign common stock prices including the reinvestment of dividends.  It is widely recognized as a benchmark for measuring the performance of international value funds. You cannot invest directly in an index.

HOW WE CLASSIFY FUNDS

CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS
Class 1 funds have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies.

CLASS 2: AGGRESSIVE STOCK FUNDS WITH ABOVE-AVERAGE RISK
Class 2 funds typically experience higher volatility than the overall U.S. equity market. This class includes funds that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

CLASS 3:HIGHER QUALITY DIVERSIFIED STOCK FUNDS
Primarily Class 3 funds have diversified portfolios of well-established mid- and large-sized companies. The international and global funds tend to invest in larger companies in mature economies, such as Europe and Japan and are diversified across many countries.

CLASS 4:TOTAL RETURN (BALANCED) FUNDS
Class 4 funds tend to be more defensive and usually have lower volatility than the domestic stock market. These funds may hold common stocks in combination with income generating instruments in order to reduce the risk of their stock holdings.

CLASS 5:FIXED INCOME (BOND) FUNDS
Bond funds aim to generate current income while preserving capital. Because of their more predictable income streams, bonds generally have less price volatility than stocks. Funds that invest in bonds with higher credit quality and shorter maturity tend to be less risky than those with lower credit quality and longer maturity.

Some Class 5 funds specialize in high yield bonds with lower credit quality or in international bonds denominated in foreign currencies.

The information provided in this letter represents the opinion of Janet Brown and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Sector weightings and fund holdings are subject to change at any time and mention of them should not be construed as recommendations to buy or sell any security. Please refer to the Schedule of Investments of this report for further sector and holding information.

The FundX Upgrader Funds are distributed by Quasar Distributors, LLC. (12/07)

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FUNDX UPGRADER FUNDS

ALLOCATION OF PORTFOLIO AT OCTOBER 31, 2007 (UNAUDITED)

FundX Upgrader Fund	FundX Aggressive Upgrader Fund

FundX Conservative Upgrader Fund	FundX Flexible Income Fund

FundX ETF Aggressive Upgrader Fund	FundX ETF Upgrader Fund

* Cash equivalents and other assets less liabilities (excluding payable for securities on loan).

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FUNDX UPGRADER FUNDS

EXPENSE EXAMPLE FOR THE SIX MONTHS ENDED OCTOBER 31, 2007 (UNAUDITED)

As a shareholder of the FundX Upgrader Funds (the “Funds”), you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including investment advisory fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (5/1/07 – 10/31/07).

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values based on actual returns and actual expenses.  Although the Funds charge no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently, the Funds’ transfer agent charges a $15.00 fee.  You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem those shares that have been held for less than 30 days.  Individual Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the examples below.  The examples below include, but are not limited to, investment advisory, shareholder servicing, fund accounting, custody and transfer agent fees.  However, the examples below do not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by a Fund and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6). Then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

FUNDX UPGRADER FUND

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 5/1/07	Value 10/31/07	5/1/07 – 10/31/07*
Actual	$1,000	$1,148	$5.96
Hypothetical (5% annual return before expenses)	$1,000	$1,020	$5.60

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 1.10% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUNDS

EXPENSE EXAMPLE FOR THE SIX MONTHS ENDED OCTOBER 31, 2007 (UNAUDITED), CONTINUED

FUNDX AGGRESSIVE UPGRADER FUND
	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 5/1/07	Value 10/31/07	5/1/07 – 10/31/07*
Actual	$1,000	$1,194	$6.63
Hypothetical (5% annual return before expenses)	$1,000	$1,019	$6.10
*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 1.20% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

FUNDX CONSERVATIVE UPGRADER FUND
	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 5/1/07	Value 10/31/07	5/1/07 – 10/31/07*
Actual	$1,000	$1,068	$6.34
Hypothetical (5% annual return before expenses)	$1,000	$1,019	$6.19
*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 1.22% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

FUNDX FLEXIBLE INCOME FUND
	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 5/1/07	Value 10/31/07	5/1/07 – 10/31/07*
Actual	$1,000	$1,026	$4.71
Hypothetical (5% annual return before expenses)	$1,000	$1,021	$4.70
*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 0.92% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

FUNDX ETF AGGRESSIVE UPGRADER FUND
	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 5/1/07	Value 10/31/07	5/1/07 – 10/31/07*
Actual	$1,000	$1,294	$8.67
Hypothetical (5% annual return before expenses)	$1,000	$1,018	$7.63
*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 1.50% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 184/365 (to reflect the since inception period).

FUNDX ETF UPGRADER FUND
	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 5/1/07	Value 10/31/07	5/1/07 – 10/31/07*
Actual	$1,000	$1,124	$8.03
Hypothetical (5% annual return before expenses)	$1,000	$1,018	$7.63

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 1.50% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 184/365 (to reflect the since inception period).

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUNDS

FundX Upgrader Fund
Value of $10,000 vs S&P 500 Index and Dow Jones Wilshire 5000 Index

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception (11/1/01), and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains and dividends.

Period	FundX Upgrader Fund	S&P 500 Index	Dow Jones Wilshire 5000 Index
1 year	31.55%	14.56%	15.28%
3 years	22.49%	13.16%	14.19%
5 years	20.64%	13.88%	15.31%
Since Inception (11/1/01)	15.13%	8.03%	9.56%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the funds may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting www.upgraderfunds.com.

The Fund imposes a 2% redemption fee on shares held less than 30 days.  Performance data does not reflect the redemption fee.  If reflected, total returns would be reduced.

The S&P 500 Index is an unmanaged index generally representative of the market for the stocks of large sized U.S. companies.  The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes.  The Dow Jones Wilshire 5000 Index measures the performance of all U.S. headquartered companies regardless of exchange.  It reflects no deduction for fees, expenses or taxes and does not include reinvested dividends.

One cannot invest directly in an index.

WWW.UPGRADERFUNDS.COM

FUNDX AGGRESSIVE UPGRADER FUND

FundX Aggressive Upgrader Fund
Value of $10,000 vs S&P 500 Index, Dow Jones Wilshire 5000 Index and Russell 2000 Index

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception (7/1/02), and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains and dividends.

Period	FundX Aggressive Upgrader Fund	S&P 500 Index	Dow Jones Wilshire 5000 Index	Russell 2000 Index
1 year	37.99%	14.56%	15.28%	9.27%
3 years	25.69%	13.16%	14.19%	13.69%
5 years	22.76%	13.88%	15.31%	18.67%
Since Inception (7/1/02)	19.53%	11.20%	12.43%	13.58%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the funds may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting www.upgraderfunds.com.

The Fund imposes a 2% redemption fee on shares held less than 30 days.  Performance data does not reflect the redemption fee.  If reflected, total returns would be reduced.

The S&P 500 Index is an unmanaged index generally representative of the market for the stocks of large sized U.S. companies.  The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes.  The Dow Jones Wilshire 5000 Index measures the performance of all U.S. headquartered companies regardless of exchange.  It reflects no deduction for fees, expenses or taxes and does not include reinvested dividends.  The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.  Returns include reinvested dividends but reflect no deduction for fees, expenses, or taxes.

One cannot invest directly in an index.

WWW.UPGRADERFUNDS.COM

FUNDX CONSERVATIVE UPGRADER FUND

FundX Conservative Upgrader Fund
Value of $10,000 vs S&P 500 Index and Dow Jones Wilshire 5000 Index

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception (7/1/02), and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains and dividends.

Period	FundX Conservative Upgrader Fund	S&P 500 Index	Dow Jones Wilshire 5000 Index
1 year	17.68%	14.56%	15.28%
3 years	15.40%	13.16%	14.19%
5 years	15.69%	13.88%	15.31%
Since Inception (7/1/02)	12.51%	11.20%	12.43%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the funds may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting www.upgraderfunds.com.

The Fund imposes a 2% redemption fee on shares held less than 30 days.  Performance data does not reflect the redemption fee.  If reflected, total returns would be reduced.

The S&P 500 Index is an unmanaged index generally representative of the market for the stocks of large sized U.S. companies.  The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes.  The Dow Jones Wilshire 5000 Index measures the performance of all U.S. headquartered companies regardless of exchange.  It reflects no deduction for fees, expenses or taxes and does not include reinvested dividends.

One cannot invest directly in an index.

WWW.UPGRADERFUNDS.COM

FUNDX FLEXIBLE INCOME FUND

FundX Flexible Income Fund
Value of $10,000 vs Lehman Aggregate Bond Index

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception (7/1/02), and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains and dividends.

Period	FundX Flexible Income Fund	Lehman Aggregate Bond Index
1 year	8.43%	5.38%
3 years	6.36%	3.88%
5 years	7.91%	4.41%
Since Inception (7/1/02)	7.31%	4.91%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the funds may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting www.upgraderfunds.com.

The Fund imposes a 2% redemption fee on shares held less than 30 days.  Performance data does not reflect the redemption fee.  If reflected, total returns would be reduced.

The Lehman Aggregate Bond Index is a market value-weighted index that tracks the daily price and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year of final maturity.  Returns include reinvested dividends but reflect no deduction for fees, expenses, or taxes.

One cannot invest directly in an index.

WWW.UPGRADERFUNDS.COM

FUNDX ETF AGGRESSIVE UPGRADER FUND

FundX ETF Aggressive Upgrader Fund
Value of $10,000 vs S&P 500 Index, Dow Jones Wilshire 5000 Index and Russell 2000 Index

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception (1/31/07), and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains and dividends.

The since inception return for the S&P 500 Index was 9.21%, for the Dow Jones Wilshire 5000 Index was 9.21% and for the Russell 2000 Index was 4.37%.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the funds may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting www.upgraderfunds.com.

The Fund imposes a 2% redemption fee on shares held less than 7 days.  Performance data does not reflect the redemption fee.  If reflected, total returns would be reduced.

The S&P 500 Index is an unmanaged index generally representative of the market for the stocks of large sized U.S. companies.  The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes.  The Dow Jones Wilshire 5000 Index measures the performance of all U.S. headquartered companies regardless of exchange.  It reflects no deduction for fees, expenses or taxes and does not include reinvested dividends.  The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.  Returns include reinvested dividends but reflect no deduction for fees, expenses, or taxes.

One cannot invest directly in an index.

WWW.UPGRADERFUNDS.COM

FUNDX ETF UPGRADER FUND

FundX ETF Upgrader Fund
Value of $10,000 vs S&P 500 Index and Dow Jones Wilshire 5000 Index

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception (1/31/07), and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains and dividends.

The since inception return for the S&P 500 Index was 9.21% and for the Dow Jones Wilshire 5000 Index was 9.21%.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the funds may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting www.upgraderfunds.com.

The Fund imposes a 2% redemption fee on shares held less than 7 days.  Performance data does not reflect the redemption fee.  If reflected, total returns would be reduced.

The S&P 500 Index is an unmanaged index generally representative of the market for the stocks of large sized U.S. companies.  The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes.  The Dow Jones Wilshire 5000 Index measures the performance of all U.S. headquartered companies regardless of exchange.  It reflects no deduction for fees, expenses or taxes and does not include reinvested dividends.

One cannot invest directly in an index.

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUND

SCHEDULE OF INVESTMENTS AT OCTOBER 31, 2007

Shares		Value
	Investment Companies: 99.7%
	Class 1 & 2 Funds: 30.6%^
683,866	American Century Heritage - Investor Class	$15,612,658
298,409	Columbia Acorn International Fund - Class Z	15,359,089
783,103	Excelsior Emerging Markets Fund - Service Class[1]	15,411,457
57,939	Federated International Small Company Fund - Class A2	3,361,060
115,775	Fidelity Latin American Fund	7,859,949
47,000	iPath MSCI India Index Exchange Traded Note[2,3]	4,315,070
61,450	iShares FTSE/Xinhua China 25 Index Fund[3]	13,427,439
445,049	iShares MSCI Australia Index Fund	15,447,651
69,402	iShares MSCI Brazil Index Fund[3]	5,940,811
388,000	iShares MSCI Canada Index Fund[3]	13,999,040
69,900	iShares MSCI Emerging Markets Index Fund[3]	11,686,581
438,150	ishares MSCI Germany Index Fund[3]	15,896,082
412,000	iShares MSCI Hong Kong Fund[3]	9,859,160
692,106	iShares MSCI Malaysia Index Fund[3]	9,073,510
132,500	iShares MSCI Netherlands Index Fund[3]	4,347,325
90,148	iShares MSCI Pacific ex-Japan Index Fund	16,391,611
660,855	iShares MSCI Singapore Index Fund[3]	10,401,858
95,000	iShares MSCI South Korea Index Fund	7,102,200
226,024	iShares MSCI Sweden Index Fund[3]	8,143,645
36,785	iShares S&P Latin America 40 Index Fund	9,817,181
267,473	Matthews China Fund	12,640,794
304,069	Matthews India Fund[2]	7,063,531
366,608	Oppenheimer International Small Company Fund - Class A	13,861,459
199,689	Pioneer Emerging Markets Fund - Class A1	9,259,590
185,000	PowerShares Dynamic Oil Services Portfolio[2,3]	5,057,900
150,000	Powershares Wilderhill Clean Energy Portfolio[3]	3,807,000
2,500	Proshares Ultra QQQ	306,175
42,694	Rydex Dynamics Funds, OTC 2X Strategy Fund - Class H2	1,492,573
139,000	Vanguard Emerging Markets Stock ETF	16,301,920
68,776	Wells Fargo Advantage Growth Fund - Investor Class[2]	2,081,155
25,000	WisdomTree Pacific ex-Japan Total Dividend Fund[3]	2,354,250
	Total Class 1 & 2 Funds
	(Cost $201,640,330)	287,679,724
	Class 3 Funds: 69.1%^
296,595	AllianceBernstein International Value Fund - Class A	7,592,831
589,931	BlackRock International Opportunities Portfolio - Service Class[1]	31,278,157
490,500	Calamos Growth Fund - Class A	34,477,239
657,047	Columbia Acorn Select Fund - Class Z1	20,421,017
367,944	Diamonds Trust - Series[1]	51,125,819
64,828	Dodge & Cox International Stock Fund	3,302,357
89,141	Excelsior Value and Restructuring Fund	5,422,464
1,014,755	Goldman Sachs Structured International Equity Fund -Class A1	17,677,035
294,278	Harbor International Fund - Institutional Class	23,383,310

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUND

SCHEDULE OF INVESTMENTS AT OCTOBER 31, 2007, CONTINUED

Shares		Value
	Investment Companies: 99.7%, Continued
	Class 3 Funds: 69.1%^, Continued
431,475	iShares MSCI EMU Index Fund	$54,749,863
411,984	iShares S&P Europe 350 Index Fund[3]	51,333,206
926,523	Julius Baer International Equity Fund - Class A	48,234,774
1,261,650	Laudus International Market Masters Fund	32,802,900
895,882	Marsico Growth Fund[2]	21,823,683
425,194	Oppenheimer Small & Mid Cap Value Fund - Class A	18,189,797
656,075	PowerShares International Dividend Achievers Portfolio[3]	14,774,809
515,432	Rydex Series Trust Sector Rotation Fund - Class H1	9,185,001
185,017	SPDR DJ Euro Stoxx 50[3]	12,044,607
486,189	SSgA International Stock Selection Fund	7,608,851
232,965	T. Rowe Price Blue Chip Growth Fund	9,852,098
1,340,389	Thornburg International Value Fund - Class A	50,907,989
43,827	Thornburg Value Fund - Class A	1,956,416
650,610	Vanguard European Stock ETF	53,291,465
113,398	Vanguard Growth ETF[3]	7,569,316
524,408	Vanguard International Value Fund - Investor Class	25,376,103
163,200	WisdomTree DIEFA Fund[3]	12,308,544
271,000	Wisdomtree International Dividend Top 100 Fund[3]	21,124,450
40,000	WisdomTree International Mid-Cap Dividend Fund - Class F	3,005,200
	Total Class 3 Funds
	(Cost $526,810,695)	650,819,301
	Total Investment Companies
	(Cost $728,451,025)	938,499,025
	Short-Term Investment: 0.3%
3,135,042	Fidelity Institutional Money Market Portfolio	3,135,042
	Total Short-Term Investment
	(Cost $3,135,042)	3,135,042
	Investment Purchased With Proceeds From Securities Lending - 11.1%
104,020,858	Mount Vernon Securities Lending Prime Portfolio[4]	104,020,858
	Total Investment Purchased With Proceeds From Securities Lending
	(Cost $104,020,858)	104,020,858
	Total Investments: 111.1%
	(Cost $835,606,925)	1,045,654,925
	Liabilities in excess of other assets: (11.1)%	(104,352,437)
	Net Assets: 100.0%	$941,302,488

1	A portion of this security is considered illiquid. As of October 31, 2007, the value of these investments was $25,818,532 or 2.7% of net assets. See Note 2 in the Notes to the Financial Statements.
2	Non-income producing.
3	This security or a portion of this security is out on loan at October 31, 2007. See Note 2 in the Notes to Financial Statements.
4
The fund may loan securities representing up to one third of the value of its total assets to broker-dealers, banks, or other institutional borrowers of securities.  The cash collateral received by the fund is invested in this money market fund.  See Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUND

SCHEDULE OF INVESTMENTS AT OCTOBER 31, 2007, CONTINUED

^
CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS
Class 1 funds have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies.
CLASS 2: AGGRESSIVE STOCK FUNDS WITH ABOVE-AVERAGE RISK
Class 2 funds typically experience higher volatility than the overall U.S. equity market. This class includes funds that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.
CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS
Primarily, Class 3 funds have diversified portfolios of well-established mid- and large-sized companies. The international and global funds tend to invest in larger companies in mature economies, such as Europe and Japan and are diversified across many countries.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX AGGRESSIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT OCTOBER 31, 2007

Shares		Value
	Investment Companies: 99.5%
	Class 1 & 2 Funds: 60.6%^
427,660	American Century Heritage - Investor Class	$9,763,471
144,574	Columbia Acorn International Fund - Class Z	7,441,234
119,148	Driehaus Emerging Markets Growth Fund	7,007,093
330,850	Excelsior Emerging Markets Fund - Service Class	6,511,121
50,465	Federated International Small Company Fund - Class A *	2,927,480
42,500	iPath MSCI India Index Exchange Traded Note *[1]	3,901,925
33,820	iShares FTSE/Xinhuq China 25 Index Fund[1]	7,390,008
264,275	iShares MSCI Australia Index Fund[1]	9,172,985
65,450	iShares MSCI Brazil Index Fund[1]	5,602,520
202,100	iShares MSCI Canada Index Fund[1]	7,291,768
54,150	iShares MSCI Emerging Markets Index Fund[1]	9,053,339
270,809	iShares MSCI Germany Index Fund[1]	9,824,951
327,300	iShares MSCI Hong Kong Fund[1]	7,832,289
555,930	iShares MSCI Malaysia Index Fund[1]	7,288,242
141,404	iShares MSCI Netherlands Index Fund[1]	4,639,465
57,911	iShares MSCI Pacific ex-Japan Index Fund	10,529,957
522,950	iShares MSCI Singapore Index Fund	8,231,233
57,200	iShares MSCI South Korea Index Fund[1]	4,276,272
211,323	iShares MSCI Sweden Index Fund[1]	7,613,968
16,493	iShares S&P Latin America 40 Index Fund	4,401,652
295,768	Matthews China Fund	13,977,983
209,585	Matthews India Fund *	4,868,657
201,894	Oppenheimer International Small Company Fund - Class A	7,633,601
87,500	PowerShares Dynamic Oil Services Portfolio *	2,392,250
61,098	PowerShares Golden Dragon Halter USX China Fund[1]	2,365,715
53,000	Powershares Wilderhill Clean Energy Portfolio[1]	1,345,140
61,225	Rydex Dynamics Funds, OTC 2X Strategy Fund - Class H *	2,140,422
4,166	Proshares Ultra QQQ	510,210
94,500	Vanguard Emerging Markets Stock ETF	11,082,960
51,441	Wells Fargo Advantage Growth Fund - Investor Class *	1,556,608
18,000	WisdomTree Pacific ex-Japan High Yield Fund	1,508,400
105,600	WisdomTree Pacific ex-Japan Total Dividend Fund[1]	9,944,352
	Total Class 1 & 2 Funds
	(Cost $141,905,393)	200,027,271
	Class 3 Funds: 38.9%^
139,041	BlackRock International Opportunities Portfolio - Service Class	7,371,951
101,147	Calamos Growth Fund - Class A	7,109,628
106,143	Columbia Acorn Select Fund - Class Z	3,298,931
84,800	Diamonds Trust - Series[1]	11,782,960
106,205	iShares MSCI EMU Index Fund	13,476,352
84,172	iShares S&P Europe 350 Index Fund[1]	10,487,831
156,260	Julius Baer International Equity Fund - Class A	8,134,881
246,268	Laudus International Market Masters Fund	6,402,955

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX AGGRESSIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT OCTOBER 31, 2007, CONTINUED

Shares		Value
	Investment Companies: 99.5%, Continued
	Class 3 Funds: 38.9%^, Continued
14,393	MainStay ICAP International Fund - Investor Class	$645,689
276,619	Marsico Growth Fund *	6,738,441
203,700	PowerShares International Dividend Achiever Fund	4,587,324
157,925	Rydex Series Trust Sector Rotation Fund - Class H	2,814,226
45,800	SPDR DJ Euro Stoxx 50[1]	2,981,580
111,957	T. Rowe Price Blue Chip Growth Fund	4,734,646
109,833	T. Rowe Price International Growth & Income Fund	2,243,888
267,517	Thornburg International Value Fund - Class A	10,160,310
834	Thornburg Value Fund - Class A	37,251
140,680	Vanguard European Stock ETF	11,523,099
80,798	Vanguard Growth ETF[1]	5,393,267
122,740	Vanguard International Value Fund - Investor Class	5,939,365
34,000	WisdomTree International Mid-Cap Dividend Fund - Class F	2,554,420
	Total Class 3 Funds
	(Cost $105,632,822)	128,418,995
	Total Investment Companies
	(Cost $247,538,215)	328,446,266
	Short-Term Investment: 0.2%
824,289	Fidelity Institutional Money Market Portfolio	824,289
	Total Short-Term Investment
	(Cost $824,289)	824,289
	Investment Purchased With Proceeds From Securities Lending - 16.9%
55,641,818	Mount Vernon Securities Lending Prime Portfolio[2]	55,641,818
	Total Investment Purchased With Proceeds From Securities Lending
	(Cost $55,641,818)	55,641,818
	Total Investments: 116.6%
	(Cost $304,004,322)	384,912,373
	Liabilities in excess of other assets: (16.6)%	(54,806,984)
	Net Assets: 100.0%	$330,105,389

*	Non-income producing.
1	This security or a portion of this security is out on loan at October 31, 2007. See Note 2 in the Notes to Financial Statements.
2
The fund may loan securities representing up to one third of the value of its total assets to broker-dealers, banks, or other institutional borrowers of securities.  The cash collateral received by the fund is invested in this money market fund.  See Note 2 in the Notes to Financial Statements.

^
CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS
Class 1 funds have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies.
CLASS 2: AGGRESSIVE STOCK FUNDS WITH ABOVE-AVERAGE RISK
Class 2 funds typically experience higher volatility than the overall U.S. equity market. This class includes funds that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.
CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS
Primarily, Class 3 funds have diversified portfolios of well-established mid- and large-sized companies. The international and global funds tend to invest in larger companies in mature economies, such as Europe and Japan and are diversified across many countries.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX CONSERVATIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT OCTOBER 31, 2007

Shares		Value
	Investment Companies: 99.3%
	Class 3 Funds: 50.1%^
87,856	BlackRock International Opportunities Portfolio - Service Class	$4,658,137
62,843	Calamos Growth Fund - Class A	4,417,247
133,792	Columbia Acorn Select Fund - Class Z	4,158,246
28,500	Diamonds Trust - Series[1]	3,960,075
43,924	Harbor International Fund - Institutional Class	3,490,228
35,542	iShares MSCI EMU Index Fund	4,509,924
18,300	iShares S&P Europe 350 Index Fund	2,280,180
77,244	Julius Baer International Equity Fund - Class A	4,021,337
86,544	Marsico Growth Fund *	2,108,201
67,175	PowerShares International Dividend Achievers Fund[1]	1,512,781
48,700	SPDR DJ Euro Stoxx 50[1]	3,170,370
149,188	T. Rowe Price International Growth & Income Fund	3,047,921
115,400	Thornburg International Value Fund - Class A	4,382,892
124	Thornburg Value Fund - Class A	5,539
45,204	Vanguard European Stock ETF [1]	3,702,660
18,297	Vanguard International Value Fund - Investor Class	885,401
28,536	WisdomTree International Mid-Cap Dividend Fund - Class F	2,143,910
	Total Class 3 Funds
	(Cost $43,099,539)	52,455,049
	Class 4 Funds: 49.2%^
15,437	Alpine Dynamic Dividend Fund	205,616
298,442	American Century Utilities Fund - Investor Class[2]	5,783,800
221,741	Blackrock Global Allocation Fund - Class A	4,705,341
102,487	Buffalo Balanced Fund	1,292,360
411,225	Calamos Global Growth & Income Fund - Class A	5,276,021
161,380	Evergreen Equity Income Fund - Class I	4,086,131
76,043	Fidelity Convertible Securities Fund	2,307,901
48,131	Fidelity International Discovery Fund	2,294,410
180,428	Heartland Value Plus Fund[2]	5,147,612
60,901	Hussman Strategic Growth Fund	983,557
287,576	Matthews Asian Growth & Income Fund	6,389,949
300,308	TCW Dividend Focused Fund - Class N3	4,267,377
254,215	Thornburg Investment Income Builder Fund - Institutional Class	6,213,016
134,121	Wells Fargo Advantage Dividend Income Fund - Investor Class[2]	2,479,894
	Total Class 4 Funds
	(Cost $46,277,491)	51,432,985
	Total Investment Companies
	(Cost $89,377,030)	103,888,034

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX CONSERVATIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT OCTOBER 31, 2007, CONTINUED

Shares		Value
	Short-Term Investment: 0.2%
228,221	Fidelity Institutional Money Market Portfolio	$228,221
	Total Short-Term Investment
	(Cost $228,221)	228,221
	Investment Purchased With Proceeds From Securities Lending - 2.7%
2,791,550	Mount Vernon Securities Lending Prime Portfolio[4]	2,791,550
	Total Investment Purchased With Proceeds From Securities Lending
	(Cost $2,791,550)	2,791,550
	Total Investments: 102.2%
	(Cost $92,396,801)	106,907,805
	Liabilities in excess of other assets: (2.2)%	(2,268,843)
	Net Assets: 100.0%	$104,638,962

*	Non-income producing.
1	This security or a portion of this security is out on loan at October 31, 2007. See Note 2 in the Notes to Financial Statements.
2	A portion of this security is considered illiquid. As of October 31, 2007, the value of these investments was $3,703,306 or 3.5% of net assets. See Note 2 in the Notes to the Financial Statements.
3	Security is fair valued. As of October 31, 2007, the fair value of this investment was $4,267,377, or 4.1% of total net assets. See Note 2 in the Notes to the Financial Statements.
4
The fund may loan securities representing up to one third of the value of its total assets to broker-dealers, banks, or other institutional borrowers of securities.  The cash collateral received by the fund is invested in this money market fund.  See Note 2 in the Notes to Financial Statements.

^
CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS
Primarily, Class 3 funds have diversified portfolios of well-established mid- and large-sized companies. The international and global funds tend to invest in larger companies in mature economies, such as Europe and Japan and are diversified across many countries.
CLASS 4: TOTAL RETURN (BALANCED) FUNDS
Class 4 funds tend to be more defensive and usually have lower volatility than the domestic stock market. These funds may hold common stocks in combination with income generating instruments in order to reduce the risk of their stock holdings.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX FLEXIBLE INCOME FUND

SCHEDULE OF INVESTMENTS AT OCTOBER 31, 2007

Shares		Value
	Investment Companies: 98.7%
	Class 4 Funds: 30.6%^
483,741	Alpha Hedged Strategies Fund[1]	$6,893,305
295,042	Buffalo Balanced Fund[1]	3,720,480
299,643	Gateway Fund	8,725,610
394,842	Matthews Asian Growth & Income Fund	8,773,385
410,720	Merger Fund	6,879,563
157,695	Permanent Portfolio	5,770,067
	Total Class 4 Funds
	(Cost $36,891,769)	40,762,410
	Class 5 Funds: 68.1%^
200,809	Calvert Income Fund	3,373,592
161,325	Eaton Vance Floating-Rate & High Income Fund - Advisor Class	1,524,517
528,489	Eaton Vance Floating-Rate Fund - Institutional Class	5,068,208
1,258,932	Eaton Vance Strategic Income Fund - Class A	10,096,634
69,565	Fidelity Advisor Strategic Income Fund - Class T	822,259
1,287,134	John Hancock High-Yield Fund - Class A	7,169,339
644,818	Loomis Sayles Bond Fund - Institutional Class	9,646,481
567,596	Loomis Sayles Global Bond Fund - Institutional Class	9,098,572
442,692	Managers Short Duration Government Fund[1]	4,280,829
640,634	Oppenheimer International Bond Fund - Class A	4,208,967
1,417,887	Oppenheimer Strategic Income Fund - Class A	6,323,775
780,197	PIMCO Low Duration Fund - Institutional Class	7,848,786
552,764	PIMCO Floating Income Fund - Class D	5,649,252
632,905	Pioneer High-Yield Fund - Class A	7,284,731
277,406	Pioneer Strategic Income Fund - Class A	2,918,314
484,209	Western Asset Core Plus Bond Portfolio - Institutional Class	5,345,666
	Total Class 5 Funds
	(Cost $88,752,569)	90,659,922
	Total Investment Companies
	(Cost $125,644,338)	131,422,332
	Short-Term Investment: 0.8%
1,019,461	Fidelity Institutional Money Market Portfolio	1,019,461
	Total Short-Term Investment
	(Cost $1,019,461)	1,019,461
	Total Investments: 99.5%
	(Cost $126,663,799)	132,441,793
	Assets in excess of other liabilities: 0.5%	773,738
	Net Assets: 100.0%	$133,215,531

1	A portion of this security is considered illiquid. As of October 31, 2007, the value of these investments was $3,985,613 or 3.0% of net assets. See Note 2 in the Notes to the Financial Statements.
^
CLASS 4: TOTAL RETURN (BALANCED) FUNDS
Class 4 funds tend to be more defensive and usually have lower volatility than the domestic stock market. These funds may hold common stocks in combination with income generating instruments in order to reduce the risk of their stock holdings.
CLASS 5: FIXED INCOME (BOND) FUNDS
Bond funds aim to generate current income while preserving capital. Because of their more predictable income streams, bonds generally have less price volatility than stocks. Funds that invest in bonds with higher credit quality and shorter maturity tend to be less risky than those with lower credit quality and longer maturity.  Some Class 5 funds specialize in high yield bonds with lower credit quality or in international bonds denominated in foreign currencies.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX ETF AGGRESSIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT OCTOBER 31, 2007

Shares		Value
	INVESTMENT COMPANIES: 99.1%
	Class 1 & 2 Funds: 99.1%^
32,003	iPath MSCI India Total Return Fund*[1]	$2,938,195
13,488	iShares FTSE/Xinhua China 25 Index Fund[1]	2,947,263
80,863	iShares MSCI Australia Index Fund	2,806,755
34,359	iShares MSCI Brazil Index Fund[1]	2,941,130
78,346	iShares MSCI Canada Index Fund[1]	2,826,724
17,472	iShares MSCI Emerging Markets Index Fund[1]	2,921,144
69,475	iShares MSCI Germany Index Fund[1]	2,520,553
121,316	iShares MSCI Hong Kong Index Fund[1]	2,903,092
193,592	iShares MSCI Malaysia Index Fund[1]	2,537,991
15,358	iShares MSCI Pacific ex-Japan Index Fund	2,792,545
177,810	iShares MSCI Singapore Index Fund[1]	2,798,729
37,648	iShares MSCI South Korea Index Fund	2,814,565
10,888	iShares S&P Latin America 40 Index Fund	2,905,789
115,434	PowerShares Aerospace & Defense Fund	2,755,410
102,642	PowerShares Dynamic Oil & Gas Fund - Service Class*[1]	2,806,232
76,034	PowerShares Golden Dragon Halter USX China Portfolio[1]	2,944,037
24,920	Vanguard Emerging Markets Stock ETF	2,922,618
29,678	WisdomTree Pacific ex-Japan Total Dividend Fund[1]	2,794,777
	Total Class 1 & 2 Funds
	(Cost $42,722,826)	50,877,549
	Total Investment Companies
	(Cost $42,722,826)	50,877,549
	SHORT-TERM INVESTMENT: 3.2%
1,617,290	Fidelity Institutional Money Market Portfolio	1,617,290
	Total Short-Term Investment
	(Cost $1,617,290)	1,617,290
	INVESTMENT PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 31.3%
16,043,678	Mount Vernon Securities Lending Prime Portfolio[2]	16,043,678
	Total Investment Purchased With Proceeds From Securities Lending
	(Cost $16,043,678)	16,043,678
	Total Investments: 133.6%
	(Cost $60,383,794)	68,538,517
	Liabilities in Excess of Other Assets: (33.6)%	(17,212,178)
	Total Net Assets: 100.00%	$51,326,339

*	Non-income producing security.
1	This security or a portion of this security is out on loan at October 31, 2007. See Note 2 in the Notes to Financial Statements.
2
The fund may loan securities representing up to one third of the value of its total assets to broker-dealers, banks, or other institutional borrowers of securities.  The cash collateral received by the fund is invested in this money market fund.  See Note 2 in the Notes to Financial Statements.

^
CLASS 1: GROWTH - MOST SPECULATIVE STOCK ETF’S
Class 1 includes ETFs that focus on special investments, industries or market sectors.  Class 1 ETFs may invest in small, new and/or unseasoned companies.  International ETFs may concentrate in a particular country or region, including “emerging markets” or economies not considered mature.  These ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^
CLASS 2: GROWTH - SPECULATIVE STOCK ETF’S
Class 2 includes ETFs invested in small or mid-sized companies.  Many of these ETFs may lack diversification by focusing on a few industry sectors or concentrating their portfolios in a few individual holdings.  These ETFs mostly hold common stocks, but may contain convertible bonds or other instruments.  These ETFs may have moderate to high portfolio turnover.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX ETF UPGRADER FUNDS

SCHEDULE OF INVESTMENTS AT OCTOBER 31, 2007

Shares		Value
	INVESTMENT COMPANIES: 96.9%
	Class 1 & 2 Funds: 35.1%^
4,000	iPath MSCI India Total Return Fund*[1]	$367,240
1,649	iShares FTSE/Xinhua China 25 Index Fund[1]	360,323
10,036	iShares MSCI Australia Index Fund	348,350
4,080	iShares MSCI Brazil Index Fund[1]	349,248
9,767	iShares MSCI Canada Index Fund	352,393
2,059	iShares MSCI Emerging Markets Index Fund[1]	344,244
8,402	iShares MSCI Germany Index Fund	304,825
14,483	iShares MSCI Hong Kong Index Fund[1]	346,578
22,883	iShares MSCI Malaysia Index Fund[1]	299,996
1,892	iShares MSCI Pacific ex-Japan Index Fund	344,022
22,379	iShares MSCI Singapore Index Fund[1]	352,245
4,856	iShares MSCI South Korea Index Fund	363,035
1,363	iShares S&P Latin America 40 Index Fund	363,758
12,754	PowerShares Aerospace & Defense Fund	304,438
40,495	PowerShares Dynamic Mid Cap Growth Fund[1]	1,002,251
12,873	PowerShares Dynamic Oil & Gas Fund - Service Class*	351,948
9,180	PowerShares Golden Dragon Halter USX China Portfolio[1]	355,450
2,969	Vanguard Emerging Markets Stock ETF	348,204
3,685	WisdomTree Pacific ex-Japan Total Dividend Fund[1]	347,016
	Total Class 1 & 2 Funds
	(Cost $5,764,477)	7,205,564
	Class 3 Funds: 61.8%^
8,573	Diamonds Trust - Series 1	1,191,218
15,692	iShares MSCI EMU Index Fund	1,991,158
21,878	iShares Russell 1000 Growth Index Fund	1,389,472
23,848	streetTRACKS Dow Jones Euro Stoxx 50 ETF[1]	1,552,505
35,719	streetTRACKS Dow Jones Stoxx 50 ETF[1]	1,993,478
12,216	Vanguard European Stock ETF	1,000,613
29,735	Vanguard Growth ETF	1,984,811
4,813	WisdomTree DIEFA Fund	362,996
15,523	WisdomTree International Dividend Top 100 Fund	1,210,018
	Total Class 3 Funds
	(Cost $11,738,295)	12,676,269
	Total Investment Companies
	(Cost $17,502,772)	19,881,833

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX ETF UPGRADER FUNDS

SCHEDULE OF INVESTMENTS AT OCTOBER 31, 2007, CONTINUED

Shares		Value
	SHORT-TERM INVESTMENT: 0.5%
108,501	Fidelity Institutional Money Market Portfolio	$108,501
	Total Short-Term Investment
	(Cost $108,501)	108,501
	INVESTMENT PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 18.2%
3,731,884	Mount Vernon Securities Lending Prime Portfolio[2]	3,731,884
	Total Investment Purchased With Proceeds From Securities Lending
	(Cost $3,731,884)	3,731,884
	Total Investments: 115.6%
	(Cost $21,343,157)	23,722,218
	Liabilities in excess of other assets: (15.6)%	(3,208,209)
	Net Assets: 100.00%	$20,514,009

*	Non-income producing security.
1	This security or a portion of this security is out on loan at October 31, 2007. See Note 2 in the Notes to Financial Statements.
2
The fund may loan securities representing up to one third of the value of its total assets to broker-dealers, banks, or other institutional borrowers of securities.  The cash collateral received by the fund is invested in this money market fund.  See Note 2 in the Notes to Financial Statements.

^
CLASS 1: GROWTH - MOST SPECULATIVE STOCK ETF’S
Class 1 includes ETFs that focus on special investments, industries or market sectors.  Class 1 ETFs may invest in small, new and/or unseasoned companies.  International ETFs may concentrate in a particular country or region, including “emerging markets” or economies not considered mature.  These ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^
CLASS 2: GROWTH - SPECULATIVE STOCK ETF’S
Class 2 includes ETFs invested in small or mid-sized companies.  Many of these ETFs may lack diversification by focusing on a few industry sectors or concentrating their portfolios in a few individual holdings.  These ETFs mostly hold common stocks, but may contain convertible bonds or other instruments.  These ETFs may have moderate to high portfolio turnover.

^
CLASS 3: GROWTH - HIGHER QUALITY STOCK ETF’S
Generally, Class 3 ETFs are comprised of diversified portfolios invested in well-established companies.  Such portfolios may include some fixed-income instruments such as bonds, convertibles, preferred stock or cash and may have flexibility to move to large cash positions.  International (foreign) or global (foreign and domestic) ETFs in this class tend to invest in larger companies in mature economies (e.g., Europe & Japan).  Primary objectives among these ETFs include long-term growth with little emphasis on income.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES AT OCTOBER 31, 2007

		FundX	FundX		FundX
	FundX	Aggressive	Conservative	FundX Flexible	ETF Aggressive	FundX ETF
	Upgrader Fund	Upgrader Fund	Upgrader Fund	Income Fund	Upgrader Fund	Upgrader Fund
ASSETS
Investments in securities, at value (identified cost
$835,606,925, $304,004,322, $92,396,801,
$126,663,799, $60,383,794, $21,343,157,
respectively)* (Note 2)	$1,045,654,925	$384,912,373	$106,907,805	$132,441,793	$68,538,517	$23,722,218
Cash	—	—	—	11,230	—	—
Receivables:
Fund shares sold	3,367,186	1,978,707	977,675	1,216,711	1,996,080	1,305,061
Dividends and interest	64,282	15,970	33,576	332,960	5,661	1,905
Securities lending income (Note 2)	198,544	114,398	4,526	—	25,445	5,357
Prepaid expenses	24,867	10,005	11,276	18,807	9,836	6,770
Total assets	1,049,309,804	387,031,453	107,934,858	134,021,501	70,575,539	25,041,311

LIABILITIES
Payables:
Collateral on securities loaned, at value (Note 2)	104,020,858	55,641,818	2,791,550	—	16,043,678	3,731,884
Investment securities purchased	1,719,858	835,754	208,000	300,000	3,050,845	687,331
Fund shares redeemed	1,260,000	57,641	152,930	369,413	77,819	60,420
Investment advisory fees, net	719,529	265,348	86,186	84,156	38,484	11,225
Administration fees	94,028	28,232	12,043	4,731	1,456	1,296
Custody fees	12,729	5,106	1,848	2,581	4,125	2,031
Fund accounting fees	22,356	8,243	3,218	4,024	1,613	1,536
Transfer agent fees	118,429	49,337	15,490	20,443	8,293	7,260
Chief compliance officer fees	632	632	632	632	634	634
Other accrued expenses	38,897	33,953	23,999	19,990	22,253	23,685
Total liabilities	108,007,316	56,926,064	3,295,896	805,970	19,249,200	4,527,302
NET ASSETS	$941,302,488	$330,105,389	$104,638,962	$133,215,531	$51,326,339	$20,514,009

Net assets applicable to shares outstanding	941,302,488	330,105,389	104,638,962	133,215,531	51,326,339	20,514,009
Shares outstanding; unlimited number
of shares authorized without par value	18,957,703	5,641,880	2,609,937	4,307,155	1,527,909	691,519
Net asset value, offering and
redemption price per share	$49.65	$58.51	$40.09	$30.93	$33.59	$29.67

COMPONENTS OF NET ASSETS
Paid-in capital	662,030,931	224,908,820	82,481,762	124,649,026	43,265,262	18,096,429
Undistributed net investment income	—	—	309,914	3,823,434	—	—
Accumulated net realized gain (loss) on investments	69,223,557	24,288,518	7,336,282	(1,034,923)	(93,646)	38,519
Net unrealized appreciation on investments	210,048,000	80,908,051	14,511,004	5,777,994	8,154,723	2,379,061
Net assets	$941,302,488	$330,105,389	$104,638,962	$133,215,531	$51,326,339	$20,514,009
* Market value of securities on loan	$102,400,428	$54,772,770	$2,752,270	$—	$15,831,834	$3,682,628

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUNDS

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 2007

		FundX	FundX		FundX
	FundX	Aggressive	Conservative	FundX Flexible	ETF Aggressive	FundX ETF
	Upgrader Fund	Upgrader Fund	Upgrader Fund	Income Fund	Upgrader Fund*	Upgrader Fund*
INVESTMENT INCOME
Dividends	$14,800,914	$4,706,690	$2,448,236	$6,131,652	$24,215	$82,111
Interest	136,682	53,278	19,157	17,787	18,945	9,417
Securities lending income, net (Note 2)	744,683	384,557	8,554	—	70,703	15,882
Total investment income	15,682,279	5,144,525	2,475,947	6,149,439	113,863	107,410

EXPENSES (NOTE 3)
Investment advisory fees	7,518,684	2,657,808	949,484	814,967	136,805	102,825
Transfer agent fees	680,796	241,828	89,514	121,088	22,992	21,476
Administration fees	370,323	125,660	44,996	55,204	11,401	11,241
Fund accounting fees	130,331	46,191	18,344	17,892	3,177	3,177
Custody fees	70,679	34,061	10,342	13,311	16,013	15,260
Registration fees	79,540	52,883	21,740	21,836	17,934	20,258
Interest expense (Note 6)	54,222	43,448	15,412	7,454	—	—
Reports to shareholders	51,876	19,793	9,504	7,096	5,979	7,779
Trustee fees	33,000	15,804	9,453	10,353	4,678	4,609
Audit fees	22,001	21,001	17,500	17,500	17,500	17,500
Miscellaneous expenses	19,584	10,206	6,357	6,357	2,150	2,150
Insurance expense	16,774	4,644	2,135	2,189	681	679
Legal fees	9,223	9,201	9,201	9,156	4,668	4,668
Chief compliance officer fees	2,019	2,019	2,019	2,019	1,378	1,378
Total expenses	9,059,052	3,284,547	1,206,001	1,106,422	245,356	213,000
Plus: prior year fees waived
subject to recoupment	—	—	31,778	48,451	—	—
Less: fees waived	—	—	—	—	(40,841)	(58,764)
Less: expenses paid indirectly (Note 3)	(370,069)	(108,507)	(48,923)	(72,749)	—	—
Net expenses	8,688,983	3,176,040	1,188,856	1,082,124	204,515	154,236
Net investment income (loss)	6,993,296	1,968,485	1,287,091	5,067,315	(90,652)	(46,826)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	56,621,119	20,115,024	5,405,012	(889,893)	(2,994)	85,345
Capital gain distributions from
regulated investment companies	15,775,231	5,754,992	1,965,317	639,315	—	—
Change in net unrealized appreciation on investments	138,199,535	59,273,166	6,271,688	3,717,246	8,154,723	2,379,061
Net realized and unrealized
gain on investments	210,595,885	85,143,182	13,642,017	3,466,668	8,151,729	2,464,406
Net increase in net assets
resulting from operations	$217,589,181	$87,111,667	$14,929,108	$8,533,983	$8,061,077	$2,417,580

*  Fund commenced operations on  January 31, 2007.

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2007	October 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$6,993,296	$(489,911)
Net realized gain on investments	56,621,119	35,676,854
Capital gain distributions from regulated investment companies	15,775,231	6,117,578
Change in net unrealized appreciation on investments	138,199,535	42,579,245
Net increase in net assets resulting from operations	217,589,181	83,883,766

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(6,992,417)	(142,337)
From net realized gain	(42,699,419)	(22,916,042)
Total distributions to shareholders	(49,691,836)	(23,058,379)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a) (b)	117,400,216	256,451,832
Total increase in net assets	285,297,561	317,277,219

NET ASSETS
Beginning of year	656,004,927	338,727,708
End of year	$941,302,488	$656,004,927

(a)  Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	October 31, 2007		October 31, 2006
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	8,763,323	$378,855,199	12,325,967	$474,091,410
Shares issued in reinvestment of distributions	1,190,069	48,340,616	607,865	22,436,301
Shares redeemed (b)	(7,175,979)	(309,795,599)	(6,263,115)	(240,075,879)
Net increase	2,777,413	$117,400,216	6,670,717	$256,451,832

(b)  Net of redemption fees of $81,097 and $200,977, respectively.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX AGGRESSIVE UPGRADER FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2007	October 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$1,968,485	$(202,813)
Net realized gain on investments	20,115,024	6,712,419
Capital gain distributions from regulated investment companies	5,754,992	1,525,074
Change in net unrealized appreciation on investments	59,273,166	13,743,631
Net increase in net assets resulting from operations	87,111,667	21,778,311

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(1,968,202)	—
From net realized gain	(8,585,076)	(3,799,391)
Total distributions to shareholders	(10,553,278)	(3,799,391)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)(b)	18,741,023	146,422,797
Total increase in net assets	95,299,412	164,401,717

NET ASSETS
Beginning of year	234,805,977	70,404,260
End of year	$330,105,389	$234,805,977

(a)  Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	October 31, 2007		October 31, 2006
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	3,505,959	$173,381,692	5,977,122	$252,027,286
Shares issued in reinvestment of distributions	223,334	10,266,638	90,580	3,693,834
Shares redeemed (b)	(3,399,214)	(164,907,307)	(2,604,293)	(109,298,323)
Net increase	330,079	$18,741,023	3,463,409	$146,422,797

(b)  Net of redemption fees of $92,381 and $302,712, respectively.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX CONSERVATIVE UPGRADER FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2007	October 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$1,287,091	$372,110
Net realized gain on investments	5,405,012	2,443,930
Capital gain distributions from regulated investment companies	1,965,317	962,613
Change in net unrealized appreciation on investments	6,271,688	5,594,821
Net increase in net assets resulting from operations	14,929,108	9,373,474

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(977,177)	(468,614)
From net realized gains	(3,363,190)	(2,075,284)
Total distributions to shareholders	(4,340,367)	(2,543,898)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)(b)	15,703,515	27,674,305
Total increase in net assets	26,292,256	34,503,881

NET ASSETS
Beginning of year	78,346,706	43,842,825
End of year	$104,638,962	$78,346,706
Undistributed net investment income	$309,914	$—

(a)  Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	October 31, 2007		October 31, 2006
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	1,501,666	$55,744,050	1,377,870	$46,593,705
Shares issued in reinvestment of distributions	116,187	4,154,857	74,670	2,432,000
Shares redeemed (b)	(1,191,148)	(44,195,392)	(634,708)	(21,351,400)
Net increase	426,705	$15,703,515	817,832	$27,674,305

(b)  Net of redemption fees of $27,158 and $11,883, respectively.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX FLEXIBLE INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2007	October 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$5,067,315	$2,461,753
Net realized loss on investments	(889,893)	(669,072)
Capital gain distributions from regulated investment companies	639,315	208,331
Change in net unrealized appreciation on investments	3,717,246	2,007,663
Net increase in net assets resulting from operations	8,533,983	4,008,675

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(3,077,793)	(1,484,200)
Total distributions to shareholders	(3,077,793)	(1,484,200)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)(b)	57,585,404	28,987,169
Total increase in net assets	63,041,594	31,511,644

NET ASSETS
Beginning of year	70,173,937	38,662,293
End of year	$133,215,531	$70,173,937
Undistributed net investment income	$3,823,434	$1,833,912

(a)  Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	October 31, 2007		October 31, 2006
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	3,793,437	$113,711,486	1,690,658	$48,279,338
Shares issued in reinvestment of distributions	103,968	3,040,019	52,336	1,460,182
Shares redeemed (b)	(1,972,011)	(59,166,101)	(725,787)	(20,752,351)
Net increase	1,925,394	$57,585,404	1,017,207	$28,987,169

(b)  Net of redemption fees of $14,800 and $6,820, respectively.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX ETF AGGRESSIVE UPGRADER FUND

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended
October 31, 2007*
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(90,652)
Net realized loss on investments	(2,994)
Change in net unrealized appreciation on investments	8,154,723
Net increase in net assets resulting from operations	8,061,077

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)(b)	43,265,262
Total increase in net assets	51,326,339

NET ASSETS
Beginning of period	—
End of period	$51,326,339

(a) Summary of capital share transactions is as follows:

	Period Ended
	10/31/2007*
	Shares	Value
Shares sold	1,907,936	$53,683,833
Shares redeemed (b)	(380,027)	(10,418,571)
Net increase	1,527,909	$43,265,262

*	Fund commenced operations January 31, 2007
(b)	Net of redemption fees of $198.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX ETF UPGRADER FUND

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended
October 31, 2007*
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(46,826)
Net realized gain on investments	85,345
Change in net unrealized appreciation on investments	2,379,061
Net increase in net assets resulting from operations	2,417,580

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)	18,096,429
Total increase in net assets	20,514,009

NET ASSETS
Beginning of period	—
End of period	$20,514,009

(a)  Summary of capital share transactions is as follows:

	Period Ended
	10/31/2007*
	Shares	Value
Shares sold	1,044,575	$27,421,767
Shares redeemed	(353,056)	(9,325,338)
Net increase	691,519	$18,096,429

*  Fund commenced operations January 31, 2007

The accompanying notes are an integral part of these financial statements.

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FUNDX UPGRADER FUND

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH YEAR

	Years Ended October 31,
	2007	2006	2005	2004		2003
Net asset value, beginning of year	$40.54	$35.62	$31.44	$28.51		$22.61

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.42	(0.03)	0.30	(0.19)		(0.11)
Net realized and unrealized gain on investments	11.70	7.17	4.58	3.12		6.01
Total from investment operations	12.12	7.14	4.88	2.93		5.90

LESS DISTRIBUTIONS:
From net investment income	(0.42)	(0.01)	(0.29)	—		—
From net realized gain	(2.59)	(2.22)	(0.42)	—		—
Total distributions	(3.01)	(2.23)	(0.71)	—		—
Paid-in capital from redemption fees (Note 2)	0.00 (2)	0.01	0.01	—		—
Net asset value, end of year	$49.65	$40.54	$35.62	$31.44		$28.51
Total return	31.55%	20.70%	15.74%	10.28	%(3)	26.09%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$941.3	$656.0	$338.7	$228.7		$137.6

RATIO OF EXPENSES TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	1.15%	1.23%	1.27%	1.31%		1.34%
After expenses absorbed(5)	1.11%	1.19%	1.27%	1.31%		1.34%

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	0.85%	(0.14%)	0.84%	(0.73%)		(0.47%)
After expenses absorbed(6)	0.89%	(0.10%)	0.84%	(0.73	%)(3)	(0.47%)
Portfolio turnover rate	84%	112%	129%	139%		223%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Amount is less than $0.01.
(3)	There was no effect on the total return or net investment income due to the net increase from payments by affiliates and net loss on the disposal of investments in violation of restrictions.
(4)	Does not include expenses of investment companies in which the Fund invests.
(5)	Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been 1.15% and 1.23% for the years ended October 31, 2007 and October 31, 2006, respectively. (Note 3)
(6)
Excluding expenses paid indirectly, the ratio of net investment income (loss) to average net assets would have been 0.85% and (0.14%) for the years ended October 31, 2007 and October 31, 2006, respectively. (Note 3)

The accompanying notes are an integral part of these financial statements.

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FUNDX AGGRESSIVE UPGRADER FUND

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH YEAR

	Years Ended October 31,
	2007	2006	2005	2004	2003
Net asset value, beginning of year	$44.20	$38.09	$32.60	$30.81	$23.23

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.37	(0.04)	0.18	(0.21)	(0.11)
Net realized and unrealized gain on investments	15.86	7.67	6.05	2.01	7.69
Total from investment operations	16.23	7.63	6.23	1.80	7.58

LESS DISTRIBUTIONS:
From net investment income	(0.36)	—	(0.31)	(0.01)	—
From net realized gain	(1.58)	(1.58)	(0.45)	—	—
Total distributions	(1.94)	(1.58)	(0.76)	(0.01)	—
Paid-in capital from redemption fees (Note 2)	0.02	0.06	0.02	—	—
Net asset value, end of year	$58.51	44.20	$38.09	$32.60	$30.81
Total return	37.99%	20.52%	19.41%	5.85%	32.63%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$330.1	234.8	$70.4	$40.6	$20.7

RATIO OF EXPENSES TO AVERAGE NET ASSETS(2):
Before fees waived and expenses absorbed	1.24%	1.28%	1.42%	1.51%	2.94%
After fees waived or recouped(3)	1.20%	1.27%	1.50%	1.50%	1.50%

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS(2):
Before fees waived and expenses absorbed	0.70%	(0.14%)	0.42%	(0.77%)	(2.68%)
After fees waived or recouped(4)	0.74%	(0.13%)	0.34%	(0.76%)	(1.24%)
Portfolio turnover rate	95%	119%	116%	187%	128%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of investment companies in which the Fund invests.
(3)	Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been 1.24% and 1.31% for the years ended October 31, 2007 and October 31, 2006, respectively. (Note 3)
(4)
Excluding expenses paid indirectly, the ratio of net investment income (loss) to average net assets would have been 0.70% and (0.18%) for the years ended October 31, 2007 and October 31, 2006, respectively. (Note 3)

The accompanying notes are an integral part of these financial statements.

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FUNDX CONSERVATIVE UPGRADER FUND

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH YEAR

	Years Ended October 31,
	2007	2006	2005	2004	2003
Net asset value, beginning of year	$35.89	$32.11	$30.06	$27.34	$22.63

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.55	0.25	0.56	(0.23)	(0.11)
Net realized and unrealized gain (loss) on investments	5.55	5.28	2.65	3.30	4.88
Total from investment operations	6.10	5.53	3.21	3.07	4.77

LESS DISTRIBUTIONS:
From net investment income	(0.43)	(0.32)	(0.49)	—	(0.06)
From net realized gain	(1.48)	(1.44)	(0.67)	(0.35)	—
Total distributions	(1.91)	(1.76)	(1.16)	(0.35)	(0.06)
Paid-in capital from redemptions fees (Note 2)	0.01	0.01	0.00 (2)	—	—
Net asset value, end of year	$40.09	$35.89	$32.11	$30.06	$27.34
Total return	17.68%	17.82%	10.84%	11.28%	21.15%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$104.6	$78.3	$43.8	$28.0	$11.1

RATIO OF EXPENSES TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	1.27%	1.36%	1.48%	1.66%	2.96%
After fees absorbed or recouped(4)	1.25%	1.45%	1.50%	1.50%	1.50%

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	1.34%	0.72%	1.59%	(1.10%)	(2.23%)
After fees absorbed or recouped(5)	1.36%	0.63%	1.57%	(0.94%)	(0.77%)
Portfolio turnover rate	101%	111%	107%	130%	198%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Amount is less than $0.01.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)	Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been 1.30% and 1.50% for the years ended October 31, 2007 and October 31, 2006, respectively. (Note 3)
(5)
Excluding expenses paid indirectly, the ratio of net investment income to average net assets would have been 1.30% and 0.58% for the years ended October 31, 2007 and October 31, 2006, respectively. (Note 3)

The accompanying notes are an integral part of these financial statements.

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FUNDX FLEXIBLE INCOME FUND

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH YEAR

	Years Ended October 31,
	2007	2006	2005	2004	2003
Net asset value, beginning of year	$29.46	$28.33	$28.71	$27.97	$24.89

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	1.08	1.23	1.10	0.87	0.89
Net realized and unrealized gain (loss) on investments	1.35	0.99	(0.34)	0.79	2.71
Total from investment operations	2.43	2.22	0.76	1.66	3.60

LESS DISTRIBUTIONS
From net investment income	(0.96)	(1.09)	(1.09)	(0.70)	(0.52)
From net realized gain	—	—	(0.06)	(0.22)	—
Total distributions	(0.96)	(1.09)	(1.15)	(0.92)	(0.52)
Paid-in capital from redemption fees (Note 2)	0.00 (2)	0.00 (2)	0.01	—	—
Net asset value, end of year	$30.93	$29.46	$28.33	$28.71	$27.97
Total return	8.43%	8.06%	2.70%	6.02%	14.69%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$133.2	$70.2	$38.7	$22.8	$9.5

RATIO OF EXPENSES TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	0.95%	1.09%	1.27%	1.45%	2.60%
After fees waived and expenses absorbed(4)	0.93%	0.93%	0.99%	0.99%	0.99%

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	4.33%	4.54%	4.08%	2.90%	2.23%
After fees waived and expenses absorbed(5)	4.35%	4.70%	4.36%	3.36%	3.84%
Portfolio turnover rate	51%	76%	83%	192%	173%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Amount is less than $0.01.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)	Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been 0.99% and 0.99% for the years ended October 31, 2007 and October 31, 2006, respectively. (Note 3)
(5)
Excluding expenses paid indirectly, the ratio of net investment income to average net assets would have been 4.29% and 4.64% for the years ended October 31, 2007 and October 31, 2006, respectively. (Note 3)

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX ETF AGGRESSIVE UPGRADER FUND

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD

	Period Ended
	October 31, 2007*
Net asset value, beginning of period	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(1)	(0.06)
Net realized and unrealized gain on investments	8.65
Total from investment operations	8.59
Paid-in capital from redemption fees (Note 2)	0.00	(2)
Net asset value, end of period	$33.59
Total return	34.36	%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$51.3

RATIO OF EXPENSES TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	1.79	%+
After fees waived and expenses absorbed	1.50	%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	(0.95	)%+
After fees waived and expenses absorbed	(0.66	)%+
Portfolio turnover rate	159	%^

*	Fund commenced operations January 31, 2007.
^	Not Annualized.
+	Annualized.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Amount is less than $0.01.
(3)	Does not include expenses of investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX ETF UPGRADER FUND

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD

	Period Ended
	October 31, 2007*
Net asset value, beginning of period	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(1)	(0.07)
Net realized and unrealized gain on investments	4.74
Total from investment operations	4.67
Paid-in capital from redemption fees (Note 2)	—
Net asset value, end of period	$29.67
Total return	18.68	%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$20.5

RATIO OF EXPENSES TO AVERAGE NET ASSETS(2):
Before fees waived and expenses absorbed	2.07	%+
After fees waived and expenses absorbed	1.50	%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS(2):
Before fees waived and expenses absorbed	(1.03	)%+
After fees waived and expenses absorbed	(0.46	)%+
Portfolio turnover rate	271	%^

*	Fund commenced operations January 31, 2007.
^	Not Annualized.
+	Annualized.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUNDS

NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2007

Note 1 – Organization

FundX Upgrader Fund, FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund, FundX Flexible Income Fund, FundX ETF Aggressive Upgrader Fund and FundX ETF Upgrader Fund (the “Funds”) are diversified series of shares of beneficial interest of the Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.

FundX Upgrader Fund (“Upgrader Fund”) commenced operations on November 1, 2001.  FundX Aggressive Upgrader Fund (“Aggressive Fund”), FundX Conservative Upgrader Fund (“Conservative Fund”) and FundX Flexible Income Fund (“Flexible Income Fund”) commenced operations on July 1, 2002.  FundX ETF Aggressive Upgrader Fund (“ETF Aggressive Fund”) and FundX ETF Upgrader Fund (“ETF Upgrader Fund”) commenced operations on January 31, 2007

The investment objective of the Upgrader Fund and the Aggressive Fund is to maximize capital appreciation over the long term without regard to income.  The investment objective of the Conservative Fund is to obtain capital appreciation over the long term while at times providing a low level of current income to reduce portfolio volatility.  The investment objective of the Flexible Income Fund is to generate total return, which is capital appreciation plus current income.  The investment objective of the ETF Aggressive Fund and the ETF Upgrader Fund is to maximize capital appreciation over the long term without regard to income.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  Investments in open-end mutual funds are valued at their respective net asset values on the valuation date.  Security valuations for the funds’ investments in investment companies are furnished by an independent pricing service that has been approved by the funds’ board of directors.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), and Small CapSM exchanges are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.  As of October 31, 2007, the FundX Conservative Upgrader Fund held the following fair valued security:

			Percentage of Conservative
Conservative Fund	Shares	Market Value	Fund’s Net Assets
TCW Dividend Focused Fund – Class N	300,308	$4,267,377	4.1%

B.
Federal Income Taxes. The Funds have elected to be taxed as “regulated investment companies” and intend to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends, in each calendar year, at least 98% of its net investment income (earned during the calendar year) and at least 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

At October 31, 2007, the Flexible Income Fund had a capital loss carryforward available for federal income tax purposes of $981,495 of which $292,536 expires in 2013, $449,870 expires in 2014 and $239,089 expires in 2015, to offset future gains.

C.
Securities Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a high cost basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

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FUNDX UPGRADER FUNDS

NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2007, CONTINUED

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Funds normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

F.
Share Valuation.  The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent.  The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share.  The Funds charge a 2.00% redemption fee on shares held less than 30 days.  These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  Each Fund will retain the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

G.
Guarantees and Indemnifications.  In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

H.
Securities Lending.  In order to generate additional income, the Funds may lend securities representing up to one-third of the value of their total assets to broker-dealers, banks, or other institutional borrowers of securities.  Each Fund’s policy is to receive collateral from the borrower in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned.  If the value of the securities on loan increases, additional collateral is received from the borrower.  As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially.

FAF Advisors, Inc. (“FAF Advisors”), an in-direct wholly owned subsidiary of U.S. Bancorp, serves as the securities lending agent for the Funds in transactions involving the lending of portfolio securities on behalf of the Funds.  FAF Advisors acts as the securities lending agent pursuant to, and subject to compliance with conditions contained in, an exemptive order issued by the Securities and Exchange Commission (“SEC”).  FAF Advisors receives a fee of 0.25% of the average monthly collateral balance received for securities loaned.  Securities lending fees paid to FAF Advisors by the funds during the fiscal period ended October 31, 2007, were as follows;

Upgrader Fund	$96,814
Aggressive Fund	46,015
Conservative Fund	1,450
ETF Aggressive Fund	7,374
ETF Upgrader Fund	1,823

The Funds’ income from securities lending is recorded on the Statement of Operations as securities lending income net of fees paid to FAF Advisors.

I.	New Accounting Pronouncements. Financial Accounting Standards Board Interpretation No. 48
Upgrader Fund, Aggressive Fund, Conservative Fund and Flexible Income Fund

In July, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are ‘‘more-likely-than-not’’ of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required as of the date of the last Net Asset Value (“NAV”) calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.  At this time, management is evaluating the application of FIN 48 to the Upgrader Fund, Aggressive Fund, Conservative Fund and Flexible Income Fund, and its impact on the financial statements has not yet been determined.

ETF Aggressive Fund and ETF Upgrader Fund

Effective October 31, 2007, the ETF Aggressive Fund and ETF Upgrader Fund (the “ETF Funds”) adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”.  This is due to the fact that the ETF Funds commenced operations during the 2007 fiscal year.  FIN 48 requires the evaluation of tax positions taken on previously filed tax returns or expected to be taken on future returns.

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FUNDX UPGRADER FUNDS

NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2007, CONTINUED

These positions must meet a “more likely than not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination.  In evaluating whether a tax position has met the recognition threshold, the ETF Funds must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.  Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax expense in the current year.

FIN 48 requires the ETF Funds to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions.  Open tax years are those that are open for exam by taxing authorities.  Major jurisdictions for the ETF Funds include Federal and the state of Massachusetts.  As of October 31, 2007, open Federal and Massachusetts tax years include the tax year ended October 31, 2007.  The ETF Funds have no examination in progress.

The ETF Funds have reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the ETF Funds’ financial position or results of operations.  There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end October 31, 2007.  The ETF Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Funds believe adoption of SFAS 157 will have no material impact on its financial statements.

J.
Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2007, the following adjustments were made:

	Undistributed
	Net Investment	Accumulated	Paid-in
	Income	Gains/Losses	Capital
Upgrader Fund	(879)	991	(112)
Aggressive Upgrader Fund	(283)	280	3
ETF Aggressive Upgrader	90,652	(90,652)	—
ETF Upgrader	46,826	(46,826)	—

Note 3 – Commitments and Other Related Party Transactions

DAL Investment Company, LLC (the “Advisor”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services and provides most of the personnel needed by the Funds.  As compensation for its services, the Advisor receives a monthly fee at the annual rate of 1.00% on the first $500 million of average daily net assets, 0.90% on net assets of $500 million to $750 million, 0.80% on net assets of $750 million to $1 billion and 0.70% on nest assets exceeding $1 billion for the Upgrader Fund, the Aggressive Fund and the Conservative Fund.  For the Flexible Income Fund, the Advisor receives a monthly fee at an annual rate of 0.70% based upon the average daily net assets of the Fund.  For the ETF Aggressive Fund and the ETF Upgrader Fund the Advisor receives a monthly fee at the annul rate of 1.00% based upon the average daily net assets of each fund.  For the period ended October 31, 2007, the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund, ETF Aggressive Fund and ETF Upgrader Fund incurred $7,518,684, $2,657,808, $949,484, $814,967, $136,805, and $102,825 in investment advisory fees, respectively.

The Advisor has contractually agreed to limit the Funds’ total operating expenses by reducing all or a portion of their fees and reimbursing the Funds expenses so that their ratio of expenses to average net assets will not exceed the following:

Upgrader Fund	1.50%	Flexible Income Fund	0.99%
Aggressive Fund	1.50%	ETF Aggressive Fund	1.50%
Conservative Fund	1.50%	ETF Upgrader Fund	1.50%

The contract’s term is indefinite and may be terminated only by the Board of Trustees.  The Advisor is permitted to seek reimbursement from the Funds, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after such payment.  For the period ended October 31, 2007, the Advisor voluntarily waived  $40,841 in fees for the ETF Aggressive Fund and $58,764 in fees for the ETF Upgrader Fund.

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FUNDX UPGRADER FUNDS

NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2007, CONTINUED

At October 31, 2007, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Flexible Income Fund, the ETF Aggressive Fund and the ETF Upgrader Fund that may be recouped was $128,940, $40,841 and $58,764, respectively.  The Advisor may recapture portions of the above amounts no later than the dates as stated below:

	October 31
	2008	2009	2010
Flexible Income Fund	$81,305	$47,635	$ —
ETF Aggressive Fund	—	—	40,841
ETF Upgrader Fund	—	—	58,764

For the year ended October 31, 2007, fees of $31,778 and $48,451 waived by the Advisor in 2004 were recouped from the Conservative Fund and Flexible Income Fund, respectively.  On October 31, 2007, fees of $39,556 expired for the Flexible Income Fund.

The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S Bancorp, serves as the Funds’ Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds. USBFS also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  For its services, the Administrator receives a monthly fee at the following annual rates, allocated in aggregate across all FundX Upgrader Funds:

$0 to $150 million	0.10% of average daily net assets
$150 to $500 million	0.05% of average daily net assets
$500 to $1 billion	0.04% of average daily net assets
Over $1 billion	0.03% of average daily net assets
Minimum annual fee - $30,000 for the first fund, $15,000 each additional fund

For the period ended October 31, 2007, the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund, ETF Aggressive Fund and ETF Upgrader Fund incurred $370,323, $125,660, $44,996, $55,204, $11,401 and $11,241 in administration fees, respectively.  The officers of the Trust are employees of the Administrator.  The Chief Compliance Officer is also an employee of the Administrator.  For the year ended October 31, 2007, the Upgrader Fund, Aggressive Fund, Conservative Fund and Flexible Income Fund were each allocated $2,019 of the Trust’s Chief Compliance Officer fee.  For the period ended October 31, 2007, the ETF Aggressive Fund and ETF Upgrader Fund were each allocated $1,378 of the Trust’s Chief Compliance Officer fee.

Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for shares of the Funds, and acts as each Fund’s Distributor in a continuous public offering of each Fund’s shares.  U.S. Bank, N.A. (“U.S. Bank”) serves as the Funds’ custodian (the “Custodian”).  Both the Distributor and Custodian are both affiliates of the Administrator.

U.S. Bank receives fees from the underlying funds (“Underlying Funds”) in which the Funds invest for servicing these same shareholder accounts of the underlying Funds by third parties.  USBFS and the Funds have agreed that USBFS will reduce its fees for fund administration, fund accounting, fund transfer agency and fund custodial services in an amount equal to 70% of the fees received by U.S. Bank.  For the year ended October 31, 2007, this expense reduction, in the aggregate, equaled $370,069, $108,507, $48,923 and $72,749, for the Upgrader Fund, Aggressive Fund, Conservative Fund and Flexible Income Fund, respectively.  These expense reductions are reflected on the Statement of Operations as “expenses paid indirectly.”  For the period ended October 31, 2007, there were no fees waived for the ETF Aggressive Fund and ETF Upgrader Fund.

The breakdown of these credits by the Funds offset the following service provider expense for the fiscal year ending October 31, 2007:

Fund	Custody	Fund Accounting	Fund Administration	Transfer Agency
Upgrader Fund	$31,599	$80,570	$152,011	$105,889
Aggressive Fund	8,935	15,176	51,011	33,385
Conservative Fund	3,715	10,768	18,208	16,232
Flexible Income Fund	6,645	14,332	31,724	20,048

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FUNDX UPGRADER FUNDS

NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2007, CONTINUED

Note 4 – Purchases and Sales of Securities

The cost of purchases and proceeds from the sales of securities, excluding short-term investments, for the year ended October 31, 2007 are as follows:

	Purchases	Sales
Upgrader Fund	$752,391,596	$661,020,487
Aggressive Fund	268,116,755	252,909,615
Conservative Fund	109,228,898	95,123,333
Flexible Income Fund	117,385,115	58,319,878
ETF Aggressive Fund	76,296,290	33,570,470
ETF Upgrader Fund	57,201,948	39,784,521

Note 5 – Distributions to Shareholders

The tax character of distributions paid during 2007 and 2006 for the Upgrader Fund was as follows:

	2007	2006
Distributions paid from:
Ordinary income	$10,060,077	$6,139,066
Short-term capital gain	10,704,934	—
Long-term capital gain	28,926,825	16,919,313
The tax character of distributions paid during 2007 and 2006 for the Aggressive Fund was as follows:
	2007	2006
Distributions paid from:
Ordinary income	$1,968,202	$1,469,892
Short-term capital gain	1,516,695	—
Long-term capital gain	7,068,381	2,329,499
The tax character of distributions paid during 2007 and 2006 for the Conservative Fund was as follows:
	2007	2006
Distributions paid from:
Ordinary income	$977,177	$1,156,252
Short-term capital gain	376,676	—
Long-term capital gain	2,986,514	1,387,646
The tax character of distributions paid during 2007 and 2006 for the Flexible Income Fund was as follows:
	2007	2006
Distributions paid from:
Ordinary income	$3,077,793	$1,484,200
Long-term capital gain	—	—
For the period ended October 31, 2007, there were no distributions for the ETF Aggressive Fund and ETF Upgrader Fund.

The Funds designated as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended October 31, 2007.

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FUNDX UPGRADER FUNDS

NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2007, CONTINUED

As of October 31, 2007, components of distributable earnings on a tax basis were as follows:

		FundX	FundX	FundX	FundX	FundX
	FundX	Aggressive	Conservative	Flexible	ETF Aggressive	ETF
	Upgrader Fund	Upgrader Fund	Upgrader Fund	Income Fund	Upgrader Fund	Upgrader Fund
Cost of investments	$835,660,221	$304,041,285	$92,401,606	$126,717,227	$60,646,648	$21,404,952
Gross tax unrealized appreciation	210,059,956	80,916,053	14,706,384	6,167,640	8,173,688	2,380,261
Gross tax unrealized depreciation	(65,252)	(44,965)	(200,185)	(443,074)	(281,819)	(62,995)
Net tax unrealized appreciation (depreciation)	209,994,704	80,871,088	14,506,199	5,724,566	7,891,869	2,317,266
Undistributed ordinary income	21,189,031	7,942,009	1,455,601	3,823,434	169,208	100,314
Undistributed long-term capital gain	48,087,822	16,383,472	6,195,400	—	—	—
Total distributable earnings	69,276,853	24,325,481	7,651,001	3,823,434	169,208	100,314
Other accumulated gains/(losses)	—	—	—	(981,495)	—	—
Total accumulated earnings	$279,271,557	$105,196,569	$22,157,200	$8,566,505	$8,061,077	$2,417,580

The difference between book basis and tax basis unrealized appreciation is attributable primarily to tax deferral of losses on wash sales.

Note 6 – Credit Facility

U.S. Bank, N.A. (the “Bank”) has made available to the Upgrader Fund, Aggressive Fund, Conservative Fund and Flexible Income Fund, a credit facility pursuant to five separate Loan and Security Agreements for each of the above mentioned Funds for the purpose of purchasing portfolio securities.  For the year ended October 31, 2007, the average interest rate on the outstanding principal amount was 8.19%, 8.17% and 8.17%, 8.15%, respectively.  Advances are not collateralized by a first lien against the Funds’ assets.  During year ended October 31, 2007, the Upgrader Fund, Aggressive Fund, Conservative Fund and Flexible Income Fund had outstanding average daily balances of $640,396, $520,312, $184,744 and $91,443, respectively.  The maximum amounts outstanding for the current lending agreement during that period were $19,575,000, $10,225,000, $5,937,000 and $4,027,000 for the Upgrader Fund, Aggressive Fund, Conservative Fund and Flexible Income Fund, respectively.  Interest expense amounted to $54,222 for the Upgrader Fund, $43,448 for the Aggressive Fund, $15,412 for the Conservative Fund and $7,454 for the Flexible Income Fund for the year ended October 31, 2007.  At October 31, 2007, there were no loan payable balances for any of the Funds.

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FUNDX UPGRADER FUNDS

REPORT OF REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders of
Professionally Managed Portfolios

We have audited the accompanying statements of assets and liabilities of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund, the FundX Flexible Income Fund, the FundX ETF Aggressive Upgrader Fund and the FundX ETF Upgrader Fund, each a series of shares of Professionally Managed Portfolios (the “Trust”), including the schedules of investments as of October 31, 2007, the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods indicated thereon.  These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significantly estimated made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of October 31, 2007 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above mentioned Funds as of October 31, 2007, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 20, 2007

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FUNDX UPGRADER FUNDS

TRUSTEES AND EXECUTIVE OFFICERS

Number of
Portfolios
in Fund
	Position	Term of Office		Complex(2)	Other
Name, Address	with	and Length		Overseen	Directorships
and Age	the Trust(1)	of Time Served	Principal Occupation During Past Five Years	by Trustees	Held
Independent Trustees of the Trust
Dorothy A. Berry	Chairman	Indefinite Term;	President, Talon Industries, Inc. (administrative, management	1	Allegiant Funds.
(born 1943)	and Trustee	Since May 1991.	and business consulting); formerly, Chief Operating Officer,
2020 E. Financial Way			Integrated Asset Management (investment advisor and manager)
Suite 100 Glendora, CA 91741			and formerly, President, Value Line, Inc. (investment advisory and financial publishing firm).

Wallace L. Cook	Trustee	Indefinite Term;	Investment Consultant; formerly, Chief Executive Officer,	1	The Dana
(born 1939)		Since May 1991.	Rockefeller Trust Co., prior thereto Senior Vice President;		Foundation; The
2020 E. Financial Way			formerly, Senior Vice President, Norton Simon, Inc.		University of
Suite 100					Virginia Law
Glendora, CA 91741					School
Foundation.
Carl A. Froebel	Trustee	Indefinite Term;	Owner, Golf Adventures, LLC, (Vacation Services); formerly,	1	None.
(born 1938)		Since May 1991.	President and Founder, National Investor Data Services, Inc.
2020 E. Financial Way			(investment related computer software).
Suite 100
Glendora, CA 91741
Steven J. Paggioli	Trustee	Indefinite Term;	Consultant, since July 2001; formerly, Executive Vice President,	1	Trustee, Managers
(born 1950)		Since May 1991.	Investment Company Administration, LLC (“ICA”)		Funds; Trustee,
2020 E. Financial Way			(mutual fund administrator).		Managers AMG
Suite 100					Funds.
Glendora, CA 91741
Officers of the Trust
Robert M. Slotky	President	Indefinite Term;	Vice President, U.S. Bancorp Fund Services, LLC,	Not Applicable.	Not Applicable.
(born 1947)		Since August 2002.	since July 2001.
2020 E. Financial Way	Chief	Indefinite Term;
Suite 100	Compliance	Since September
Glendora, CA 91741	Officer	2004.
	Anti-Money	Indefinite Term;
	Laundering	Since December
	Officer	2005.
Eric W. Falkeis	Treasurer	Indefinite Term;	Chief Financial Officer, U.S. Bancorp Fund Services, LLC, since	Not Applicable.	Not Applicable.
(born 1973)		Since August 2002.	April 2006; Vice President, U.S. Bancorp Fund Services, LLC,
615 East Michigan St.			since 1997; formerly, Chief Financial Officer,
Milwaukee, WI 53202			Quasar Distributors, LLC (2000-2003).
Angela L. Pingel(3)	Secretary	Indefinite Term;	Counsel, U.S. Bancorp Fund Services LLC, since 2004;	Not Applicable.	Not Applicable.
(born 1971)		Since December	formerly, Associate, Krukowski & Costello, S.C.,
615 East Michigan St.		2005.	(2002-2004); formerly, Vice President – Investment
Milwaukee, WI 53202			Operations, Heartland Advisors, Inc. (1994-2002).

(1)	The Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Fund.  The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

(3)	Angela L. Pingel resigned as Secretary as of November 15, 2007.

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FUNDX UPGRADER FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)

At a meeting held on August 13 and 14, 2007, the Board (which is comprised entirely of persons who are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Advisory Agreements with DAL Investment Company, LLC (the “Advisor”) for another annual term.  At this meeting and at a prior meeting held on July 18 and 19, 2007, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services provided by the Advisor to the Funds under the Advisory Agreements. In addition, the Board engaged an independent third party consulting firm to review the appropriateness of the peer group categories selected for comparison purposes.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreements:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreements.  The Board considered the Advisor’s specific responsibilities in all aspects of day-to-day investment management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, and the Advisor’s business continuity plan.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss various marketing and compliance topics.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreements and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

2.
The Funds’ historical year-to-date performance and the overall performance of the Advisor.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Funds on both an absolute basis, and in comparison to their peer funds as classified by Lipper.  The Board also noted that during the course of the prior year they had met with the Advisor in person to discuss various performance topics.

For the FundX Upgrader Fund, the Board noted that the Fund’s performance was above the median of its peer group and ranked in the first quartile for all relevant time periods.  The Board concluded that the Advisor’s performance was satisfactory under current market conditions.

For the FundX Aggressive Upgrader Fund, the Board noted that the Fund’s year-to-date, six-month, nine-month, one-year and three-year performance were all above the median of its peer group.  The Board particularly noted the Fund’s first quartile performance ranking for the year-to-date, six-month, nine-month and three-year periods as well as its second quartile performance ranking for the one-year period. The Board concluded that the Advisor’s performance was satisfactory under current market conditions.

For the FundX Conservative Upgrader, the Board noted that the Fund’s year-to-date, six-month, nine-month, one-year and three-year performance were all below the median of its peer group and ranked in either the third or fourth quartile.  The Directors also consider the nature of the comparative universe, noting that due to the small number of similar funds, all funds within the Lipper global classifications are used as peers.  Taking this into account, as well as the Fund’s investment style, the Board concluded that the Advisor’s performance was satisfactory under current market conditions.

For the FundX Flexible Income Fund, the Board noted that the Fund’s year-to-date, six-month, nine-month and one-year performance were above the median of its peer group and its three-year performance was slightly below the median of its peer group.  The Board concluded that the Advisor’s performance was satisfactory under current market conditions.

For the FundX Stock Upgrader Fund, the Board noted that the Fund’s six-month performance was above the median of its peer group and its year-to-date, three-month, nine-month and one-year performance were below the median of its peer group.  The Board noted that the Fund had only recently commenced investment operations and concluded that the Advisor’s performance was satisfactory under current market conditions.

3.
The costs of the services to be provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement.  In considering the advisory fee and total fees and expenses of the Funds, the Board reviewed comparisons to their peer funds and separate accounts for other types of clients advised by the Advisor, as well as all expense waivers and reimbursements.

For the FundX Upgrader Fund, the Board noted that the Fund’s annual expense ratio was generally in line with its peer group.  Furthermore, the Board noted that while the Fund’s advisory fee was above its peer group median, it is within the range of the fees that the Advisor charges its other separately managed accounts.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of comparative performance and expense and advisory fee information.

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED), CONTINUED

For the FundX Aggressive Upgrader Fund, the Board noted that the Fund’s annual expense ratio was in line with its peer group.  Furthermore, the Board noted that the Fund’s advisory fee was equal to its peer group median and is in the range of the fees that the Advisor charges its other separately managed accounts.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of comparative performance and expense and advisory fee information.

For the FundX Conservative Upgrader, the Board noted that the Fund’s annual expense ratio was above its peer group and in the third quartile.  Furthermore, the Board noted that while the Fund’s advisory fee was slightly above its peer group median, it is in the range of the fees that the Advisor charges its other separately managed accounts.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of comparative performance and expense and advisory fee information.

For the FundX Flexible Income Fund, the Board noted that the Fund’s annual expense ratio was in line with its peer group.  Furthermore, the Board noted that while the Fund’s advisory fee was slightly above its peer group median, it is in the range of the fees that the Advisor charges its other separately managed accounts.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of comparative performance and expense and advisory fee information.

For the FundX Stock Upgrader Fund, the Board noted that the Fund’s annual expense ratio was above its peer group and in the fourth quartile.  Furthermore, the Board noted that while the Fund’s advisory fee was above its peer group median, it is in the range of the fees that the Advisor charges its other separately managed accounts, other than those who are grandfathered into its prior lower fee schedule.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of comparative performance and expense and advisory fee information.

4.
Economies of Scale.  The Board also considered that economies of scale would be expected to be realized by the Advisor as the assets of each Fund grow.  The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse expenses so that each Fund does not exceed its specified expense limitation.  The Board concluded that there were no effective economies of scale to be shared with each Fund at their current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Funds.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds.  The Board considered the profitability to the Advisor from its relationship with the Funds and considered any additional benefits derived by the Advisor from its relationship with the Funds.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Funds and their shareholders.

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUNDS

FEDERAL TAX INFORMATION (UNAUDITED)

The Upgrader Fund (the “Upgrader Fund”), Aggressive Fund (the “Aggressive Fund”), and Conservative Upgrader Fund (the “Conservative Fund”) designate 25%, 22%, and 48%, respectively, of the dividends declared from net investment income during the year ended October 31, 2007 as qualified dividend income under the Jobs Growth and Tax Reconciliation Act of 2003.

For the year ended October 31, 2007, 6%, 2%, and 21%, of the ordinary distributions paid by the Upgrader Fund, Aggressive Fund, and Conservative Fund, respectively, qualify for the dividends received deduction available to corporate shareholders.

For the year ended October 31, 2007, 1% and 1%, of ordinary distribution paid by Upgrader Fund and Conservative Upgrader Fund, respectively, is designated as interest related dividends.

For the year ended October 31, 2007, $28,926,825, $7,068,381, and $2,986,514 were designated as long-term capital gain dividends pursuant to section 852(b)(3) of the Internal Revenue Code by the Upgrader Fund, Aggressive Fund, and Conservative Fund, respectively.

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (866) 455-FUND [3863] and by accessing the Funds’ website at www.fundx.com.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 is available without charge, by calling toll-free at (866) 455-FUND [3863].  In addition, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (UNAUDITED)

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q.  The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (866) 455-FUND [3863].  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Funds’ schedules of portfolio holdings are posted on their website at www.fundx.com within ten business days after calendar quarter end.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

ADVISOR
DAL Investment Company LLC
235 Montgomery Street, Suite 1049
San Francisco, CA 94104

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee,WI 53202

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee,WI 53202
(866) 455-FUND

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait,Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

LEGAL COUNSEL
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, CA 94105-3441

	Symbol	CUSIP
FundX Upgrader Fund	FUNDX	742935547
FundX Aggressive Upgrader Fund	HOTFX	742935521
FundX Conservative Upgrader Fund	RELAX	742935513
FundX Flexible Income Fund	INCMX	742935497
FundX ETF Aggressive Upgrader Fund	UNBOX	742935349
FundX ETF Upgrader Fund	REMIX	742935331

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee.  Ms. Dorothy A. Berry and Messrs. Wallace L. Cook, Carl A. Froebel and Steven J. Paggioli are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FundX Upgrader Fund
	FYE 10/31/2007	FYE 10/31/2006
Audit Fees	$19,000	$16,000
Audit-Related Fees	N/A	N/A
Tax Fees	$2,000	$2,000
All Other Fees	N/A	N/A

FundX Aggressive Upgrader Fund
	FYE 10/31/2007	FYE 10/31/2006
Audit Fees	$18,000	$16,000
Audit-Related Fees	N/A	N/A
Tax Fees	$2,000	$2,000
All Other Fees	N/A	N/A
FundX Conservative Upgrader Fund
	FYE 10/31/2007	FYE 10/31/2006
Audit Fees	$15,500	$15,000
Audit-Related Fees	N/A	N/A
Tax Fees	$2,000	$2,000
All Other Fees	N/A	N/A

FundX Flexible Income Fund
	FYE 10/31/2007	FYE 10/31/2006
Audit Fees	$15,500	$15,000
Audit-Related Fees	N/A	N/A
Tax Fees	$2,000	$2,000
All Other Fees	N/A	N/A

FundX ETF Aggressive Upgrader Fund
	FYE 10/31/2007	FYE 10/31/2006*
Audit Fees	$15,500	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,000	N/A
All Other Fees	N/A	N/A

FundX ETF Upgrader Fund
	FYE 10/31/2007	FYE 10/31/2006*
Audit Fees	$15,500	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,000	N/A
All Other Fees	N/A	N/A

* The ETF Aggressive Upgrader Fund and ETF Upgrader Fund commenced operations on February 1, 2007.

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2007	FYE 10/31/2006
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)     /s/Robert M. Slotky
Robert M. Slotky, President

Date  January 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/Robert M. Slotky
Robert M. Slotky, President

Date  January 7, 2008

By (Signature and Title)     /s/Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  January 8, 2008

* Print the name and title of each signing officer under his or her signature.